UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X S&P 500® Covered Call ETF

Ticker: XYLD

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X S&P 500® Covered Call ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/xyld/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Covered Call ETF	$31	0.60%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,106,126,884	505	$9,215,869	4.94%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Option	-1.9%
Exchange-Traded Fund	0.1%
Real Estate	1.9%
Materials	2.0%
Utilities	2.4%
Energy	3.6%
Consumer Staples	5.0%
Health Care	8.6%
Industrials	9.0%
Consumer Discretionary	10.2%
Communication Services	11.2%
Financials	12.2%
Information Technology	35.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	8.0%
Apple	6.6%
Microsoft	5.0%
Amazon.com	4.3%
Alphabet, Cl A	3.7%
Broadcom	3.3%
Alphabet, Cl C	3.0%
Meta Platforms, Cl A	2.2%
Tesla	1.8%
Berkshire Hathaway, Cl B	1.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/xyld/

GX-SA-XYLD-2026

Global X Funds

Global X NASDAQ 100® Covered Call ETF

Ticker: QYLD

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X NASDAQ 100® Covered Call ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qyld/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Covered Call ETF	$31	0.60%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,345,243,910	102	$24,316,725	17.27%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Option	-3.5%
Real Estate	0.1%
Financials	0.2%
Energy	0.6%
Materials	1.2%
Utilities	1.4%
Industrials	3.8%
Health Care	4.3%
Consumer Staples	7.9%
Consumer Discretionary	12.7%
Communication Services	15.6%
Information Technology	55.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	8.9%
Apple	7.3%
Microsoft	5.5%
Amazon.com	5.2%
Alphabet, Cl A	4.1%
Alphabet, Cl C	3.8%
Broadcom	3.6%
Tesla	3.5%
Meta Platforms, Cl A	3.3%
Walmart	3.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/qyld/

GX-SA-QYLD-2026

Global X Funds

Global X Russell 2000 Covered Call ETF

Ticker: RYLD

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X Russell 2000 Covered Call ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ryld/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Russell 2000 Covered Call ETF	$31	0.60%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,319,038,806	9	$3,818,555	7.12%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Written Option	-2.0%
WarrantFootnote Reference**	0.0%
RightsFootnote Reference**	0.0%
Exchange-Traded Fund	102.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Global X Russell 2000 ETFFootnote Reference**	102.0%
Inhibrx CVR	0.0%
Novartis CVR	0.0%
Pulse Biosciences	0.0%
Cartesian Therapeutics CVR	0.0%
OmniAb CVR	0.0%
OmniAb CVR	0.0%
Rain Oncology CVR	0.0%
Written Option - Russell 2000 Index, $2,785, 05/15/26	-2.0%
Footnote	Description
Footnote**	Affiliated Investment.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ryld/

GX-SA-RYLD-2026

Global X Funds

Global X Nasdaq 100® Covered Call & Growth ETF

Ticker: QYLG

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X Nasdaq 100® Covered Call & Growth ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qylg/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Nasdaq 100® Covered Call & Growth ETF	$18	0.35%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$141,307,327	102	$232,081	12.33%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Option	-1.7%
Real Estate	0.1%
Financials	0.2%
Energy	0.7%
Materials	1.1%
Utilities	1.4%
Industrials	3.7%
Health Care	4.3%
Consumer Staples	7.8%
Consumer Discretionary	12.4%
Communication Services	15.3%
Information Technology	54.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	8.7%
Apple	7.1%
Microsoft	5.4%
Amazon.com	5.1%
Alphabet, Cl A	4.0%
Alphabet, Cl C	3.7%
Broadcom	3.5%
Tesla	3.4%
Meta Platforms, Cl A	3.2%
Walmart	3.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/qylg/

GX-SA-QYLG-2026

Global X Funds

Global X S&P 500® Covered Call & Growth ETF

Ticker: XYLG

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X S&P 500® Covered Call & Growth ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/xylg/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Covered Call & Growth ETF	$18	0.35%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$63,776,407	504	$108,806	2.66%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Option	-1.0%
Real Estate	2.0%
Materials	2.0%
Utilities	2.4%
Energy	3.5%
Consumer Staples	5.0%
Health Care	8.6%
Industrials	8.9%
Consumer Discretionary	10.1%
Communication Services	11.1%
Financials	12.1%
Information Technology	35.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	7.9%
Apple	6.5%
Microsoft	5.0%
Amazon.com	4.2%
Alphabet, Cl A	3.7%
Broadcom	3.2%
Alphabet, Cl C	2.9%
Meta Platforms, Cl A	2.2%
Tesla	1.8%
Berkshire Hathaway, Cl B	1.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/xylg/

GX-SA-XYLG-2026

Global X Funds

Global X NASDAQ 100® Risk Managed Income ETF

Ticker: QRMI

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X NASDAQ 100® Risk Managed Income ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qrmi/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Risk Managed Income ETF	$30	0.60%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$16,258,549	105	$48,735	9.70%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Options	-3.5%
Real Estate	0.1%
Purchased Options	0.2%
Financials	0.2%
Energy	0.6%
Materials	1.2%
Utilities	1.4%
Industrials	3.8%
Health Care	4.3%
Consumer Staples	7.9%
Consumer Discretionary	12.6%
Communication Services	15.6%
Information Technology	55.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	8.8%
Apple	7.3%
Microsoft	5.5%
Amazon.com	5.2%
Alphabet, Cl A	4.1%
Alphabet, Cl C	3.8%
Broadcom	3.6%
Tesla	3.5%
Meta Platforms, Cl A	3.3%
Walmart	3.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/qrmi/

GX-SA-QRMI-2026

Global X Funds

Global X S&P 500® Risk Managed Income ETF

Ticker: XRMI

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X S&P 500® Risk Managed Income ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/xrmi/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Risk Managed Income ETF	$30	0.60%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$48,879,003	507	$132,191	3.41%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Options	-1.9%
Purchased Options	0.1%
Real Estate	2.0%
Materials	2.0%
Utilities	2.4%
Energy	3.6%
Consumer Staples	5.1%
Health Care	8.6%
Industrials	8.9%
Consumer Discretionary	10.2%
Communication Services	11.2%
Financials	12.2%
Information Technology	35.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	8.0%
Apple	6.6%
Microsoft	5.0%
Amazon.com	4.3%
Alphabet, Cl A	3.7%
Broadcom	3.3%
Alphabet, Cl C	3.0%
Meta Platforms, Cl A	2.2%
Tesla	1.8%
Berkshire Hathaway, Cl B	1.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/xrmi/

GX-SA-XRMI-2026

Global X Funds

Global X Dow 30® Covered Call ETF

Ticker: DJIA

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X Dow 30® Covered Call ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/djia/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Dow 30® Covered Call ETF	$30	0.60%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$169,056,820	31	$468,514	3.39%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Option	-0.9%
Communication Services	1.9%
Energy	2.4%
Materials	4.0%
Consumer Staples	4.5%
Consumer Discretionary	11.6%
Health Care	13.2%
Information Technology	17.2%
Industrials	18.5%
Financials	27.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Goldman Sachs Group	11.6%
Caterpillar	11.1%
Microsoft	5.1%
UnitedHealth Group	4.6%
Amgen	4.3%
Visa, Cl A	4.1%
Home Depot	4.1%
American Express	4.0%
Sherwin-Williams	4.0%
JPMorgan Chase	3.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/djia/

GX-SA-DJIA-2026

Global X Funds

Global X Russell 2000 Covered Call & Growth ETF

Ticker: RYLG

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X Russell 2000 Covered Call & Growth ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/rylg/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Russell 2000 Covered Call & Growth ETF	$18	0.35%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,955,430	3	$13,871	3.08%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Written Options	-1.0%
Exchange-Traded Fund	100.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Global X Russell 2000 ETFFootnote Reference**	100.9%
Written Option - Cboe Mini-Russell 2000 Index, $278, 05/15/26	0.0%
Written Option - Russell 2000 Index, $2,785, 05/15/26	-1.0%
Footnote	Description
Footnote**	Affiliated Investment.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/rylg/

GX-SA-RYLG-2026

Global X Funds

Global X Information Technology Covered Call & Growth ETF

Ticker: TYLG

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X Information Technology Covered Call & Growth ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/tylg/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Information Technology Covered Call & Growth ETF	$29	0.56%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$12,672,303	75	$31,495	4.30%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Option	-2.8%
Information Technology	50.7%
Exchange-Traded Fund	52.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Technology Select Sector SPDR ETF	52.0%
NVIDIA	7.5%
Apple	6.2%
Microsoft	4.7%
Broadcom	3.1%
Micron Technology	2.2%
Advanced Micro Devices	2.2%
Intel	1.7%
Cisco Systems	1.4%
Lam Research	1.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/tylg/

GX-SA-TYLG-2026

Global X Funds

Global X Dow 30® Covered Call & Growth ETF

Ticker: DYLG

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X Dow 30® Covered Call & Growth ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/dylg/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Dow 30® Covered Call & Growth ETF	$18	0.35%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$5,888,949	31	$9,395	1.97%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Option	-0.4%
Communication Services	1.9%
Energy	2.4%
Materials	4.0%
Consumer Staples	4.4%
Consumer Discretionary	11.6%
Health Care	13.1%
Information Technology	17.1%
Industrials	18.4%
Financials	27.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Goldman Sachs Group	11.5%
Caterpillar	11.1%
Microsoft	5.0%
UnitedHealth Group	4.6%
Amgen	4.3%
Visa, Cl A	4.1%
Home Depot	4.1%
American Express	4.0%
Sherwin-Williams	4.0%
JPMorgan Chase	3.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/dylg/

GX-SA-DYLG-2026

Global X Funds

Global X MLP & Energy Infrastructure Covered Call ETF

Ticker: MLPD

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X MLP & Energy Infrastructure Covered Call ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/mlpd/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MLP & Energy Infrastructure Covered Call ETF	$32	0.60%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$28,854,491	2	$54,461	4.69%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Written Option	-5.6%
Exchange-Traded Fund	105.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Global X MLP & Energy Infrastructure ETFFootnote Reference**	105.5%
Written Option - Global X MLP & Energy Infrastructure ETF, $71, 05/15/26	-5.6%
Footnote	Description
Footnote**	Affiliated Investment.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/mlpd/

GX-SA-MLPD-2026

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X S&P 500® Covered Call ETF (ticker: XYLD)

Global X NASDAQ 100® Covered Call ETF (ticker: QYLD)

Global X Russell 2000 Covered Call ETF (ticker: RYLD)

Global X Nasdaq 100® Covered Call & Growth ETF (ticker: QYLG)

Global X S&P 500® Covered Call & Growth ETF (ticker: XYLG)

Global X NASDAQ 100® Risk Managed Income ETF (ticker: QRMI)

Global X S&P 500® Risk Managed Income ETF (ticker: XRMI)

Global X Dow 30® Covered Call ETF (ticker: DJIA)

Global X Russell 2000 Covered Call & Growth ETF (ticker: RYLG)

Global X Information Technology Covered Call & Growth ETF (ticker: TYLG)

Global X Dow 30® Covered Call & Growth ETF (ticker: DYLG)

Global X MLP & Energy Infrastructure Covered Call ETF (ticker: MLPD)

Semi-Annual Financials and Other Information

April 30, 2026

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — 101.8%
NETHERLANDS — 0.2%
Information Technology — 0.2%
NXP Semiconductors (A)	12,822	$3,764,411

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC (A)	14,968	3,168,127

UNITED STATES — 101.5%
Communication Services — 11.2%
Alphabet, Cl A (A)	298,169	114,735,431
Alphabet, Cl C (A)	239,500	91,474,630
AT&T (A)	357,999	9,354,514
Charter Communications, Cl A *(A)	4,609	761,269
Comcast, Cl A (A)	183,281	4,955,918
EchoStar, Cl A *(A)	6,779	834,766
Electronic Arts (A)	11,455	2,318,148
Fox, Cl A (A)	10,037	637,249
Fox, Cl B (A)	6,985	398,285
Live Nation Entertainment *(A)	7,988	1,261,625
Meta Platforms, Cl A (A)	112,012	68,541,263
Netflix *(A)	216,105	20,229,589
News, Cl A (A)	18,361	483,262
News, Cl B (A)	5,743	175,047
Omnicom Group (A)	15,917	1,221,152
Paramount Skydance Corp, Cl B (A)	14,589	149,391
Take-Two Interactive Software *(A)	8,842	1,890,066
TKO Group Holdings, Cl A (A)	3,497	650,757
T-Mobile US (A)	24,189	4,728,949
Trade Desk, Cl A *(A)	21,866	515,819
Verizon Communications (A)	215,668	10,358,534
Walt Disney (A)	90,596	9,399,335
Warner Bros Discovery *(A)	126,378	3,418,525
		348,493,524
Consumer Discretionary — 10.2%
Airbnb, Cl A *(A)	21,588	3,030,092
Amazon.com *(A)	500,311	132,612,434
APTIV PLC *(A)	10,635	640,865

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
AutoZone *(A)	843	$3,122,497
Best Buy (A)	9,740	589,173
Booking Holdings (A)	41,192	6,935,085
Carnival (A)	58,386	1,547,813
Carvana, Cl A *(A)	7,632	3,020,746
Chipotle Mexican Grill, Cl A *(A)	66,282	2,252,925
Darden Restaurants (A)	6,215	1,246,480
Deckers Outdoor *(A)	7,133	728,993
Domino’s Pizza (A)	1,661	563,777
DoorDash, Cl A *(A)	19,059	3,214,300
DR Horton (A)	13,700	2,107,882
eBay (A)	23,004	2,380,454
Expedia Group (A)	6,420	1,594,535
Ford Motor (A)	199,512	2,410,105
Garmin (A)	8,316	2,088,480
General Motors (A)	46,113	3,545,629
Genuine Parts (A)	6,990	749,538
Hasbro (A)	6,670	639,253
Hilton Worldwide Holdings (A)	11,704	3,792,915
Home Depot (A)	50,951	16,752,689
Las Vegas Sands (A)	15,217	831,000
Lennar, Cl A (A)	10,881	982,554
Lowe’s (A)	28,674	6,847,064
Lululemon Athletica *(A)	5,770	794,529
Marriott International, Cl A (A)	11,220	4,058,162
McDonald’s (A)	36,430	10,695,484
MGM Resorts International *(A)	9,423	366,932
NIKE, Cl B (A)	60,694	2,692,386
Norwegian Cruise Line Holdings *(A)	22,588	410,650
NVR *(A)	155	978,960
O’Reilly Automotive *(A)	42,962	4,270,423
Pool (A)	1,732	369,470
PulteGroup (A)	9,717	1,188,972
Ralph Lauren, Cl A (A)	2,035	729,832
Ross Stores (A)	16,498	3,758,079
Royal Caribbean Cruises (A)	12,836	3,385,623
Starbucks (A)	58,206	6,130,838
Tapestry (A)	10,268	1,489,271
Tesla *(A)	144,022	54,963,116

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
TJX (A)	56,779	$8,900,108
Tractor Supply (A)	26,724	938,012
Ulta Beauty *(A)	2,418	1,299,627
Williams-Sonoma (A)	6,512	1,180,039
Wynn Resorts (A)	4,444	475,997
Yum! Brands (A)	14,128	2,255,535
		315,559,323
Consumer Staples — 5.0%
Altria Group (A)	85,742	6,229,156
Archer-Daniels-Midland (A)	24,381	1,817,360
Brown-Forman, Cl B (A)	8,216	211,726
Bunge Global (A)	6,804	864,584
Casey’s General Stores	2,023	1,663,210
Church & Dwight (A)	11,968	1,161,614
Clorox (A)	6,430	620,109
Coca-Cola (A)	198,100	15,602,356
Colgate-Palmolive (A)	41,103	3,508,552
Conagra Brands (A)	23,453	336,551
Constellation Brands, Cl A (A)	7,529	1,178,891
Costco Wholesale (A)	22,721	23,051,136
Dollar General (A)	11,147	1,291,714
Dollar Tree *(A)	9,323	905,357
Estee Lauder, Cl A (A)	12,464	956,113
General Mills (A)	26,896	949,698
Hershey (A)	7,510	1,394,907
Hormel Foods (A)	14,198	304,831
J M Smucker (A)	5,854	573,868
Kenvue (A)	97,264	1,705,038
Keurig Dr Pepper (A)	69,001	2,028,629
Kimberly-Clark (A)	16,843	1,657,857
Kraft Heinz (A)	42,968	973,655
Kroger (A)	29,594	2,014,464
McCormick (A)	12,705	645,922
Molson Coors Beverage, Cl B (A)	8,321	355,640
Mondelez International, Cl A (A)	65,391	4,017,623
Monster Beverage *(A)	36,332	2,800,107
PepsiCo (A)	69,902	11,078,768
Philip Morris International (A)	79,634	13,145,184

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Procter & Gamble (A)	118,929	$17,493,267
Sysco (A)	24,327	1,817,470
Target (A)	23,071	2,993,462
The Campbell’s Company (A)	9,334	194,054
Tyson Foods, Cl A (A)	14,209	910,371
Walmart (A)	224,410	29,606,411
		156,059,655
Energy — 3.6%
APA (A)	17,725	721,939
Baker Hughes, Cl A (A)	50,364	3,508,860
Chevron (A)	95,926	18,543,455
ConocoPhillips (A)	62,619	7,876,218
Coterra Energy (A)	38,354	1,377,292
Devon Energy (A)	31,417	1,613,891
Diamondback Energy (A)	10,222	2,101,950
EOG Resources (A)	27,676	3,890,415
EQT (A)	31,698	1,904,416
Expand Energy (A)	12,042	1,230,090
Exxon Mobil (A)	213,951	33,019,058
Halliburton (A)	42,488	1,797,242
Kinder Morgan (A)	99,794	3,280,229
Marathon Petroleum (A)	15,038	3,733,785
Occidental Petroleum (A)	36,551	2,214,260
ONEOK (A)	32,042	2,962,603
Phillips 66 (A)	20,542	3,680,099
SLB (A)	76,300	4,339,944
Targa Resources (A)	10,925	2,841,374
Texas Pacific Land (A)	3,062	1,358,518
Valero Energy (A)	15,553	3,928,377
Williams (A)	62,333	4,756,631
		110,680,646
Financials — 12.2%
Aflac (A)	23,775	2,702,504
Allstate (A)	13,249	2,878,478
American Express (A)	27,390	8,848,339
American International Group (A)	27,291	2,041,367
Ameriprise Financial (A)	4,647	2,206,349

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Aon PLC, Cl A (A)	10,936	$3,408,204
Apollo Global Management (A)	23,659	3,045,386
Arch Capital Group *(A)	18,148	1,714,260
Ares Management, Cl A (A)	10,417	1,222,956
Arthur J Gallagher (A)	13,096	2,703,014
Assurant (A)	2,629	621,154
Bank of America (A)	339,590	18,154,481
Bank of New York Mellon (A)	35,143	4,722,165
Berkshire Hathaway, Cl B *(A)	93,892	44,467,251
Blackrock (A)	7,377	7,860,931
Blackstone (A)	38,230	4,800,923
Block, Cl A *(A)	27,838	1,962,857
Brown & Brown (A)	14,769	888,355
Capital One Financial (A)	31,942	6,110,505
CBOE Global Markets (A)	5,608	1,682,905
Charles Schwab (A)	85,387	7,824,865
Chubb (A)	18,579	6,075,333
Cincinnati Financial (A)	7,898	1,292,113
Citigroup (A)	89,396	11,440,900
Citizens Financial Group (A)	21,529	1,400,461
CME Group, Cl A (A)	18,412	5,299,342
Coinbase Global, Cl A *(A)	11,345	2,130,251
Corpay *(A)	3,709	1,136,697
Erie Indemnity, Cl A (A)	1,516	331,898
Everest Group (A)	2,201	785,229
FactSet Research Systems (A)	1,952	444,236
Fidelity National Information Services (A)	26,200	1,219,086
Fifth Third Bancorp (A)	45,794	2,324,503
Fiserv *(A)	27,310	1,710,971
Franklin Resources (A)	15,168	454,585
Global Payments (A)	11,979	862,009
Globe Life (A)	4,195	647,289
Goldman Sachs Group (A)	15,346	14,176,174
Hartford Financial Services Group (A)	14,176	1,939,419
Huntington Bancshares (A)	103,044	1,727,017
Interactive Brokers Group, Cl A (A)	22,623	1,798,529
Intercontinental Exchange (A)	28,994	4,583,661
Invesco (A)	22,117	579,687
Jack Henry & Associates (A)	3,948	607,005

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
JPMorgan Chase (A)	138,054	$43,242,654
KeyCorp (A)	47,283	1,045,427
KKR (A)	35,015	3,653,465
Loews (A)	8,514	958,762
M&T Bank (A)	7,706	1,684,763
Marsh & McLennan (A)	24,708	4,143,779
Mastercard, Cl A (A)	41,681	20,962,209
MetLife (A)	27,999	2,242,720
Moody’s (A)	7,824	3,613,514
Morgan Stanley (A)	61,542	11,729,290
MSCI, Cl A (A)	3,976	2,351,446
Nasdaq (A)	22,828	2,098,121
Northern Trust (A)	9,445	1,571,081
PayPal Holdings (A)	46,850	2,349,059
PNC Financial Services Group (A)	20,622	4,598,706
Principal Financial Group (A)	9,968	1,005,871
Progressive (A)	29,946	6,027,531
Prudential Financial (A)	17,669	1,733,506
Raymond James Financial (A)	8,880	1,405,882
Regions Financial (A)	43,911	1,253,659
Robinhood Markets, Cl A *(A)	40,309	2,938,123
S&P Global (A)	15,638	6,743,575
State Street (A)	14,191	2,168,952
Synchrony Financial (A)	17,603	1,341,349
T Rowe Price Group (A)	11,033	1,135,075
Travelers (A)	11,020	3,362,643
Truist Financial (A)	64,354	3,314,231
US Bancorp (A)	79,345	4,495,688
Visa, Cl A (A)	86,057	28,385,041
W R Berkley (A)	15,029	1,004,388
Wells Fargo (A)	158,221	13,010,513
Willis Towers Watson PLC (A)	5,154	1,320,455
		379,725,122
Health Care — 8.6%
Abbott Laboratories (A)	88,911	8,072,230
AbbVie (A)	90,457	19,115,373
Agilent Technologies (A)	14,361	1,659,414
Align Technology *(A)	3,489	614,099

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Amgen (A)	27,542	$9,536,418
Baxter International (A)	25,527	448,765
Becton Dickinson (A)	14,488	2,159,292
Biogen *(A)	7,430	1,406,350
Bio-Techne (A)	7,751	428,785
Boston Scientific *(A)	75,722	4,362,344
Bristol-Myers Squibb (A)	104,058	6,304,874
Cardinal Health (A)	11,985	2,311,667
Cencora (A)	9,913	3,053,303
Centene *(A)	23,519	1,262,735
Charles River Laboratories International *(A)	2,566	428,445
Cigna Group (A)	13,442	3,905,976
Cooper *(A)	9,814	617,301
CVS Health (A)	64,960	5,410,518
Danaher (A)	32,144	5,752,169
DaVita *(A)	1,746	270,874
Dexcom *(A)	19,471	1,159,498
Edwards Lifesciences *(A)	29,534	2,466,089
Elevance Health (A)	11,252	4,235,478
Eli Lilly (A)	40,569	37,915,787
GE HealthCare Technologies (A)	23,136	1,407,594
Gilead Sciences (A)	63,435	8,299,835
HCA Healthcare (A)	7,986	3,469,518
Henry Schein *(A)	5,490	409,499
Humana (A)	6,617	1,564,524
IDEXX Laboratories *(A)	4,245	2,380,596
Incyte *(A)	8,402	800,459
Insulet *(A)	3,708	638,295
Intuitive Surgical *(A)	18,154	8,307,452
IQVIA Holdings *(A)	8,598	1,361,665
Johnson & Johnson (A)	123,372	28,357,054
Labcorp Holdings (A)	4,547	1,167,670
McKesson (A)	6,258	5,101,522
Medtronic PLC (A)	65,491	5,302,806
Merck (A)	126,997	13,865,532
Mettler-Toledo International *(A)	1,130	1,442,569
Moderna *(A)	17,521	804,915
Pfizer (A)	290,669	7,760,862
Quest Diagnostics (A)	5,934	1,152,383

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Regeneron Pharmaceuticals (A)	5,146	$3,638,531
ResMed (A)	7,394	1,580,911
Revvity (A)	5,642	488,710
Solventum *(A)	7,331	493,816
STERIS PLC (A)	5,258	1,140,355
Stryker (A)	17,594	5,544,397
Thermo Fisher Scientific (A)	19,210	9,200,822
UnitedHealth Group (A)	46,350	17,171,748
Universal Health Services, Cl B (A)	2,904	488,656
Vertex Pharmaceuticals *(A)	12,978	5,546,538
Viatris (A)	57,938	865,594
Waters *(A)	5,230	1,617,273
West Pharmaceutical Services (A)	3,763	1,119,831
Zimmer Biomet Holdings (A)	9,985	823,064
Zoetis, Cl A (A)	21,497	2,471,510
		268,684,290
Industrials — 9.0%
3M (A)	26,874	3,937,579
A O Smith (A)	5,524	341,604
Allegion PLC (A)	4,559	626,771
AMETEK (A)	11,731	2,762,651
Automatic Data Processing (A)	20,549	4,355,155
Axon Enterprise *(A)	4,330	1,739,621
Boeing *(A)	40,156	9,196,929
Broadridge Financial Solutions (A)	6,406	986,396
Builders FirstSource *(A)	5,492	434,362
Carrier Global (A)	39,989	2,686,061
Caterpillar (A)	23,812	21,195,299
CH Robinson Worldwide (A)	6,509	1,183,401
Cintas (A)	17,321	3,026,152
Comfort Systems USA (A)	1,883	3,465,191
Copart *(A)	45,150	1,494,917
CSX (A)	94,888	4,310,762
Cummins (A)	7,053	4,732,634
Deere (A)	12,890	7,603,424
Delta Air Lines (A)	33,054	2,247,341
Dover (A)	7,346	1,663,208
Eaton PLC (A)	19,860	8,599,579

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
EMCOR Group (A)	2,414	$2,152,491
Emerson Electric (A)	28,683	4,028,241
Equifax (A)	6,476	1,126,435
Expeditors International of Washington (A)	6,760	999,736
Fastenal (A)	58,477	2,627,372
FedEx (A)	11,036	4,450,929
Fortive (A)	15,796	944,443
GE Aerospace (A)	53,672	15,561,123
GE Vernova (A)	13,792	14,943,080
Generac Holdings *(A)	3,222	835,239
General Dynamics (A)	12,956	4,460,751
Honeywell International (A)	32,452	6,955,437
Howmet Aerospace (A)	20,480	4,977,459
Hubbell, Cl B (A)	2,920	1,483,856
Huntington Ingalls Industries (A)	2,069	753,716
IDEX (A)	4,095	892,096
Illinois Tool Works (A)	13,379	3,451,916
Ingersoll Rand (A)	18,047	1,441,233
Jacobs Solutions (A)	6,348	821,495
JB Hunt Transport Services (A)	3,987	1,002,850
Johnson Controls International PLC (A)	31,241	4,562,123
L3Harris Technologies (A)	9,520	3,051,636
Leidos Holdings (A)	6,450	962,469
Lennox International (A)	1,683	900,220
Lockheed Martin (A)	10,341	5,356,328
Masco (A)	10,193	732,061
Nordson (A)	2,809	810,256
Norfolk Southern (A)	11,447	3,615,306
Northrop Grumman (A)	6,811	3,946,838
Old Dominion Freight Line (A)	9,352	1,986,645
Otis Worldwide (A)	19,726	1,536,261
PACCAR (A)	26,784	3,181,939
Parker-Hannifin (A)	6,451	5,866,668
Paychex (A)	16,377	1,517,002
Pentair PLC (A)	8,212	662,791
Quanta Services (A)	7,612	5,539,785
Republic Services, Cl A (A)	10,228	2,139,902
Rockwell Automation (A)	5,720	2,338,965
Rollins (A)	14,751	822,073

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
RTX (A)	68,676	$12,091,783
Snap-On (A)	2,749	1,053,967
Southwest Airlines (A)	24,802	940,492
Stanley Black & Decker (A)	7,716	603,083
Textron (A)	8,751	839,746
Trane Technologies PLC (A)	11,300	5,565,702
TransDigm Group (A)	2,877	3,337,262
Uber Technologies *(A)	105,222	7,850,613
Union Pacific (A)	30,333	8,174,137
United Airlines Holdings *(A)	16,412	1,477,080
United Parcel Service, Cl B (A)	37,707	4,102,522
United Rentals (A)	3,417	3,279,773
Veralto (A)	12,553	1,107,175
Verisk Analytics, Cl A (A)	7,053	1,301,208
Vertiv Holdings, Cl A (A)	19,549	6,421,651
Waste Management (A)	18,933	4,402,869
Westinghouse Air Brake Technologies (A)	8,674	2,341,026
WW Grainger (A)	2,224	2,582,842
Xylem (A)	12,354	1,459,749
		278,960,883
Information Technology — 35.4%
Accenture PLC, Cl A (A)	31,437	5,618,106
Adobe *(A)	20,966	5,159,733
Advanced Micro Devices *(A)	83,458	29,585,026
Akamai Technologies *(A)	7,207	742,177
Amphenol, Cl A (A)	62,858	9,257,098
Analog Devices (A)	24,984	10,050,064
Apple (A)	751,937	204,038,105
Applied Materials (A)	40,613	16,021,422
AppLovin, Cl A *(A)	13,851	6,182,394
Arista Networks *(A)	52,799	9,118,915
Autodesk *(A)	10,791	2,557,467
Broadcom (A)	242,812	101,357,013
Cadence Design Systems *(A)	13,894	4,579,324
CDW (A)	6,554	897,308
Ciena *(A)	7,185	3,790,662
Cisco Systems (A)	202,198	18,501,117
Cognizant Technology Solutions, Cl A (A)	24,240	1,282,296

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Coherent *(A)	9,555	$3,054,829
Corning (A)	39,894	6,552,191
Crowdstrike Holdings, Cl A *(A)	12,879	5,740,814
Datadog, Cl A *(A)	16,689	2,206,119
Dell Technologies, Cl C (A)	15,143	3,164,130
EPAM Systems *(A)	2,898	329,734
F5 *(A)	3,036	983,360
Fair Isaac *(A)	1,301	1,333,525
First Solar *(A)	5,757	1,162,281
Fortinet *(A)	32,184	2,713,433
Gartner *(A)	3,838	569,905
Gen Digital (A)	27,460	529,703
GoDaddy, Cl A *(A)	6,739	584,878
Hewlett Packard Enterprise (A)	67,474	1,941,227
HP (A)	46,231	964,379
Intel *(A)	240,271	22,700,804
International Business Machines (A)	47,815	11,044,309
Intuit (A)	14,215	5,522,528
Jabil (A)	5,649	1,906,481
Keysight Technologies *(A)	8,738	3,057,514
KLA (A)	6,707	11,739,597
Lam Research (A)	63,903	16,478,028
Lumentum Holdings *(A)	3,635	3,279,933
Microchip Technology (A)	27,525	2,557,348
Micron Technology (A)	57,612	29,794,622
Microsoft (A)	380,312	155,083,627
Monolithic Power Systems (A)	2,481	4,005,351
Motorola Solutions (A)	8,449	3,709,365
NetApp (A)	9,993	1,106,925
NVIDIA (A)	1,244,600	248,384,822
ON Semiconductor *(A)	19,998	2,015,998
Oracle (A)	86,765	14,003,003
Palantir Technologies, Cl A *(A)	116,899	16,261,820
Palo Alto Networks *(A)	41,294	7,404,840
PTC *(A)	6,397	871,911
Qnity Electronics (A)	10,611	1,492,543
QUALCOMM (A)	54,538	9,793,934
Roper Technologies (A)	5,830	2,068,542
Salesforce (A)	47,907	8,457,023

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Sandisk *(A)	7,544	$8,272,071
Seagate Technology Holdings (A)	11,137	7,502,329
ServiceNow *(A)	53,417	4,717,255
Skyworks Solutions (A)	8,038	564,027
Super Micro Computer *(A)	25,221	691,055
Synopsys *(A)	9,762	4,711,141
Teledyne Technologies *(A)	2,527	1,632,063
Teradyne (A)	7,980	2,740,891
Texas Instruments (A)	46,418	13,047,171
Trimble *(A)	11,966	805,551
Tyler Technologies *(A)	2,275	776,094
VeriSign (A)	4,387	1,178,611
Western Digital (A)	17,322	7,526,755
Workday, Cl A *(A)	10,780	1,319,472
Zebra Technologies, Cl A *(A)	2,653	600,268
		1,099,394,357
Materials — 2.0%
Air Products & Chemicals (A)	11,347	3,404,667
Albemarle (A)	6,467	1,272,059
Amcor PLC (A)	23,294	886,104
Avery Dennison (A)	4,101	672,277
Ball (A)	13,490	823,969
CF Industries Holdings (A)	7,851	975,094
Corteva (A)	34,249	2,774,512
CRH PLC (A)	34,197	4,049,609
Dow (A)	36,324	1,470,759
DuPont de Nemours (A)	20,638	942,331
Ecolab (A)	13,004	3,388,842
Freeport-McMoRan (A)	73,399	4,240,994
International Flavors & Fragrances (A)	12,916	906,703
International Paper (A)	26,634	810,206
Linde PLC (A)	23,885	11,969,729
LyondellBasell Industries, Cl A (A)	12,961	966,891
Martin Marietta Materials (A)	3,304	2,045,407
Mosaic (A)	15,618	363,431
Newmont (A)	55,761	6,194,490
Nucor (A)	11,648	2,624,178
Packaging Corp of America (A)	4,903	1,046,545

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
PPG Industries (A)	11,355	$1,232,018
Sherwin-Williams (A)	11,769	3,785,028
Smurfit WestRock PLC (A)	26,387	1,012,997
Steel Dynamics (A)	6,955	1,590,330
Vulcan Materials (A)	6,716	2,026,486
		61,475,656
Real Estate — 1.9%
Alexandria Real Estate Equities ‡(A)	7,666	310,550
American Tower ‡(A)	23,893	4,365,490
AvalonBay Communities ‡(A)	7,164	1,311,012
BXP ‡(A)	7,284	425,823
Camden Property Trust ‡(A)	5,603	588,427
CBRE Group, Cl A *(A)	14,781	2,109,692
CoStar Group *(A)	21,319	737,851
Crown Castle ‡(A)	22,132	1,964,879
Digital Realty Trust ‡(A)	16,464	3,308,276
Equinix ‡(A)	5,022	5,437,972
Equity Residential ‡(A)	17,360	1,134,997
Essex Property Trust ‡(A)	3,410	897,546
Extra Space Storage ‡(A)	10,761	1,542,374
Federal Realty Investment Trust ‡(A)	4,306	477,535
Healthpeak Properties ‡(A)	34,707	561,212
Host Hotels & Resorts ‡(A)	32,017	676,519
Invitation Homes ‡(A)	28,313	814,565
Iron Mountain ‡(A)	15,022	1,892,622
Kimco Realty ‡(A)	33,881	800,947
Mid-America Apartment Communities ‡(A)	6,217	803,112
ProLogis ‡(A)	47,505	6,746,660
Public Storage ‡(A)	8,040	2,431,698
Realty Income ‡(A)	46,880	3,011,571
Regency Centers ‡(A)	8,238	641,328
SBA Communications, Cl A ‡(A)	5,688	1,258,186
Simon Property Group ‡(A)	16,581	3,377,715
UDR ‡(A)	14,963	543,755
Ventas ‡(A)	24,145	2,121,380
VICI Properties, Cl A ‡(A)	54,208	1,582,874
Welltower ‡(A)	35,670	7,752,518

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Weyerhaeuser ‡(A)	36,289	$889,806
		60,518,892
Utilities — 2.4%
AES (A)	35,407	511,631
Alliant Energy (A)	12,956	951,359
Ameren (A)	14,021	1,593,487
American Electric Power (A)	27,592	3,783,139
American Water Works (A)	9,875	1,268,147
Atmos Energy (A)	8,390	1,593,932
CenterPoint Energy (A)	33,077	1,443,811
CMS Energy (A)	15,495	1,189,086
Consolidated Edison (A)	18,342	2,044,950
Constellation Energy (A)	15,909	4,979,517
Dominion Energy (A)	43,493	2,805,298
DTE Energy (A)	10,528	1,596,992
Duke Energy (A)	39,710	5,144,431
Edison International (A)	19,494	1,354,638
Entergy (A)	23,035	2,716,057
Evergy (A)	11,608	961,607
Eversource Energy (A)	18,988	1,342,452
Exelon (A)	52,064	2,394,423
FirstEnergy (A)	26,316	1,250,536
NextEra Energy (A)	106,507	10,424,905
NiSource (A)	24,189	1,167,845
NRG Energy (A)	10,782	1,677,464
PG&E (A)	111,683	1,856,171
Pinnacle West Capital (A)	6,472	671,276
PPL (A)	37,497	1,403,888
Public Service Enterprise Group (A)	25,375	2,072,123
Sempra (A)	33,262	3,163,881
Southern (A)	56,233	5,437,731
Vistra (A)	16,218	2,559,849
WEC Energy Group (A)	16,535	1,950,138
Xcel Energy (A)	30,108	2,497,459
		73,808,223
TOTAL UNITED STATES		3,153,360,571
TOTAL COMMON STOCK (Cost $1,872,269,225)		3,160,293,109

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
EXCHANGE-TRADED FUND — 0.1%
Domestic Equity — 0.1%
Global X U.S. 500 ETF (A)(B)	40,000	$3,463,240
TOTAL EXCHANGE-TRADED FUND (Cost $3,178,873)		3,463,240
TOTAL INVESTMENTS — 101.9% (Cost $1,875,448,098)		$3,163,756,349

WRITTEN OPTIONS — (1.9)%
(Premiums Received $(54,299,791))		$(59,472,800)

Percentages are based on Net Assets of $3,106,126,884.

A list of exchange-traded option contracts held by the Fund at April 30, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.9)%
Call Options
S&P 500 Index	(4,373)	$(3,152,500,073)	$7,130.00	5/15/2026	$(59,472,800)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $3,162,081,199.
(B)	Affiliated investment.

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,160,293,109	$—	$—	$3,160,293,109
Exchange-Traded Fund	3,463,240	—	—	3,463,240
Total Investments in Securities	$3,163,756,349	$—	$—	$3,163,756,349

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(59,472,800)	$—	$—	$(59,472,800)
Total Other Financial Instruments	$(59,472,800)	$—	$—	$(59,472,800)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended April 30, 2026:

Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2026	Income	Capital Gains
Global X U.S. 500 ETF
$3,295,964	$—	$—	$167,276	$—	$3,463,240	$13,807	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK(A) — 103.4%
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	21,331	$38,238,590

CANADA — 1.0%
Industrials — 0.2%
Thomson Reuters	183,872	17,594,712

Information Technology — 0.8%
Shopify, Cl A *	514,872	62,366,445

TOTAL CANADA		79,961,157
CHINA — 0.3%
Consumer Discretionary — 0.3%
PDD Holdings ADR *	277,581	27,724,790

NETHERLANDS — 1.0%
Information Technology — 1.0%
ASML Holding	36,659	52,751,935
NXP Semiconductors	104,626	30,717,147

TOTAL NETHERLANDS		83,469,082
UNITED KINGDOM — 0.2%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners PLC	189,666	17,936,714

UNITED STATES — 100.4%
Communication Services — 15.6%
Alphabet, Cl A	886,457	341,108,654
Alphabet, Cl C	827,939	316,223,022
Charter Communications, Cl A *	57,694	9,529,318
Comcast, Cl A	1,505,870	40,718,725
Electronic Arts	103,593	20,964,115
Meta Platforms, Cl A	449,022	274,761,052
Netflix *	1,774,389	166,100,554
Take-Two Interactive Software *	76,445	16,340,883
T-Mobile US	462,856	90,488,348

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Warner Bros Discovery *	1,028,705	$27,826,470
		1,304,061,141
Consumer Discretionary — 11.9%
Airbnb, Cl A *	175,405	24,619,846
Amazon.com *	1,634,622	433,272,907
Booking Holdings	332,515	55,982,226
DoorDash, Cl A *	171,883	28,988,068
Marriott International, Cl A	111,244	40,235,842
O’Reilly Automotive *	351,598	34,948,841
Ross Stores	135,618	30,892,424
Starbucks	478,233	50,372,282
Tesla *	759,982	290,031,931
		989,344,367
Consumer Staples — 7.7%
Costco Wholesale	186,545	189,255,499
Keurig Dr Pepper	561,470	16,507,218
Kraft Heinz	487,346	11,043,260
Mondelez International, Cl A	537,448	33,020,805
Monster Beverage *	405,877	31,280,941
PepsiCo	574,129	90,993,705
Walmart	2,054,227	271,014,168
		643,115,596
Energy — 0.6%
Baker Hughes, Cl A	409,674	28,541,988
Diamondback Energy	116,697	23,996,404
		52,538,392
Financials — 0.2%
PayPal Holdings	380,771	19,091,858

Health Care — 4.3%
Alnylam Pharmaceuticals *	54,912	16,994,715
Amgen	226,402	78,391,693
Dexcom *	158,435	9,434,804
GE HealthCare Technologies	187,950	11,434,878
Gilead Sciences	521,385	68,218,014

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
IDEXX Laboratories *	32,889	$18,444,151
Insmed *	98,386	13,412,963
Intuitive Surgical *	149,166	68,259,853
Regeneron Pharmaceuticals	43,567	30,804,483
Vertex Pharmaceuticals *	106,660	45,584,351
		360,979,905
Industrials — 3.6%
Automatic Data Processing	168,828	35,781,406
Axon Enterprise *	36,585	14,698,390
Cintas	167,620	29,284,890
Copart *	399,656	13,232,610
CSX	779,918	35,431,675
Fastenal	475,339	21,356,981
Ferrovial	297,930	20,530,356
Honeywell International	266,884	57,201,248
Old Dominion Freight Line	92,136	19,572,451
PACCAR	218,050	25,904,340
Paychex	148,093	13,717,855
Verisk Analytics, Cl A	56,823	10,483,275
		297,195,477
Information Technology — 53.8%
Adobe *	171,011	42,085,807
Advanced Micro Devices *	685,179	242,889,104
Analog Devices	205,097	82,502,319
Apple	2,235,644	606,641,999
Applied Materials	333,488	131,557,681
AppLovin, Cl A *	128,905	57,536,747
ARM Holdings PLC ADR *	58,200	12,240,624
Autodesk *	87,719	20,789,403
Broadcom	721,829	301,313,079
Cadence Design Systems *	115,750	38,150,042
Cisco Systems	1,659,742	151,866,393
Cognizant Technology Solutions, Cl A	197,134	10,428,389
Crowdstrike Holdings, Cl A *	105,836	47,176,397
Datadog, Cl A *	135,873	17,961,052
Fortinet *	306,504	25,841,352
Intel *	2,098,963	198,310,024

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intuit	115,998	$45,065,223
KLA	55,089	96,425,031
Lam Research	524,777	135,318,997
Marvell Technology	365,678	60,391,722
Microchip Technology	223,492	20,764,642
Micron Technology	473,066	244,650,813
Microsoft	1,130,769	461,104,983
Monolithic Power Systems	20,446	33,008,227
NVIDIA	3,700,427	738,494,216
Palantir Technologies, Cl A *	962,852	133,942,342
Palo Alto Networks *	342,642	61,442,563
QUALCOMM	447,966	80,445,734
Roper Technologies	42,560	15,100,714
Sandisk *	62,013	67,997,875
Seagate Technology Holdings	91,535	61,661,637
Strategy, Cl A *	130,478	21,587,585
Synopsys *	80,323	38,763,880
Texas Instruments	381,247	107,160,907
Western Digital	142,336	61,847,839
Workday, Cl A *	87,642	10,727,381
Zscaler *	70,280	9,184,190
		4,492,376,913
Materials — 1.2%
Linde PLC	194,693	97,568,450

Real Estate — 0.1%
CoStar Group *	182,340	6,310,787

Utilities — 1.4%
American Electric Power	224,366	30,762,822
Constellation Energy	151,955	47,561,915
Exelon	423,610	19,481,824

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	258,326	$21,428,142
		119,234,703
TOTAL UNITED STATES		8,381,817,589
TOTAL COMMON STOCK (Cost $4,512,266,281)		8,629,147,922
TOTAL INVESTMENTS — 103.4% (Cost $4,512,266,281)		$8,629,147,922

WRITTEN OPTIONS — (3.5)%
(Premiums Received $(182,580,833))		$(294,392,175)

Percentages are based on Net Assets of $8,345,243,910.

A list of exchange-traded option contracts held by the Fund at April 30, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (3.5)%
Call Options
Nasdaq-100	(3,135)	$(8,606,239,620)	$26,700.00	5/15/2026	$(294,392,175)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $8,602,417,192.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,629,147,922	$—	$—	$8,629,147,922
Total Investments in Securities	$8,629,147,922	$—	$—	$8,629,147,922

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(294,392,175)	$—	$—	$(294,392,175)
Total Other Financial Instruments	$(294,392,175)	$—	$—	$(294,392,175)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
EXCHANGE-TRADED FUND — 102.0%
Domestic Equity — 102.0%
Global X Russell 2000 ETF (A)(B)(C)	12,385,033	$1,345,138,434
TOTAL EXCHANGE-TRADED FUND (Cost $982,533,359)		1,345,138,434

	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Cartesian Therapeutics CVR# *(D)	1	—
Inhibrx CVR# *(D)	15,798	10,269
Novartis CVR# *(D)	26,043	10,157
OmniAb CVR# *(D)	2,421	—
OmniAb CVR# *(D)	2,421	—
Rain Oncology CVR# *(D)	1	—
TOTAL RIGHTS (Cost $–)		20,426

	Number of Warrants
WARRANTS — 0.0%
United States — 0.0%
Pulse Biosciences, Expires 6/29/30 Strike Price $11.00*(D)	1,148	5,837
TOTAL WARRANTS (Cost $–)		5,837
TOTAL INVESTMENTS — 102.0% (Cost $982,533,359)		$1,345,164,697

WRITTEN OPTIONS — (2.0)%
(Premiums Received $(33,130,882))		$(26,752,150)

Percentages are based on Net Assets of $1,319,038,806.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 Covered Call ETF

A list of exchange-traded option contracts held by the Fund at April 30, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.0)%
Call Options
Russell 2000 Index	(4,790)	$(1,341,156,890)	$2,785.00	5/15/2026	$(26,752,150)

*	Non-income producing security.
#	Expiration date not available.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,345,138,434.
(B)	For financial information on the Global X Russell 2000 ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.
(D)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Exchange-Traded Fund	$1,345,138,434	$—	$—	$1,345,138,434
Rights	—	—	20,426	20,426
Warrants	—	—	5,837	5,837
Total Investments in Securities	$1,345,138,434	$—	$26,263	$1,345,164,697

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(26,752,150)	$—	$—	$(26,752,150)
Total Other Financial Instruments	$(26,752,150)	$—	$—	$(26,752,150)

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 Covered Call ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended April 30, 2026:

Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2026	Income	Capital Gains
Global X Russell 2000 ETF
$1,290,083,051	$226,470,072	$(336,770,587)	$133,820,702	$31,535,196	$1,345,138,434	$10,591,851	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 101.6%
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	348	$623,835

CANADA — 1.0%
Industrials — 0.2%
Thomson Reuters	3,209	307,069

Information Technology — 0.8%
Shopify, Cl A *	8,489	1,028,273

TOTAL CANADA		1,335,342
CHINA — 0.3%
Consumer Discretionary — 0.3%
PDD Holdings ADR *	4,810	480,423

NETHERLANDS — 1.0%
Information Technology — 1.0%
ASML Holding (A)	608	874,906
NXP Semiconductors	1,814	532,572

TOTAL NETHERLANDS		1,407,478
UNITED KINGDOM — 0.2%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners PLC	3,311	313,121

UNITED STATES — 98.6%
Communication Services — 15.3%
Alphabet, Cl A (A)	14,708	5,659,638
Alphabet, Cl C (A)	13,737	5,246,710
Charter Communications, Cl A *	936	154,599
Comcast, Cl A (A)	24,725	668,564
Electronic Arts	1,801	364,468
Meta Platforms, Cl A (A)	7,452	4,559,953
Netflix *(A)	29,409	2,752,977
Take-Two Interactive Software *	1,329	284,087
T-Mobile US	7,650	1,495,575

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Warner Bros Discovery *	17,876	$483,546
		21,670,117
Consumer Discretionary — 11.6%
Airbnb, Cl A *(A)	3,066	430,344
Amazon.com *(A)	27,136	7,192,668
Booking Holdings (A)	5,485	923,455
DoorDash, Cl A *	2,935	494,988
Marriott International, Cl A	1,823	659,361
O’Reilly Automotive *	5,748	571,351
Ross Stores	2,345	534,168
Starbucks	7,853	827,156
Tesla *	12,608	4,811,591
		16,445,082
Consumer Staples — 7.6%
Costco Wholesale (A)	3,093	3,137,941
Keurig Dr Pepper	9,738	286,297
Kraft Heinz	8,448	191,432
Mondelez International, Cl A	8,774	539,074
Monster Beverage *	7,055	543,729
PepsiCo	9,487	1,503,595
Walmart	34,075	4,495,515
		10,697,583
Energy — 0.7%
Baker Hughes, Cl A	7,096	494,378
Diamondback Energy	2,074	426,477
		920,855
Financials — 0.2%
PayPal Holdings	6,743	338,094

Health Care — 4.3%
Alnylam Pharmaceuticals *	951	294,325
Amgen (A)	3,738	1,294,283
Dexcom *	2,826	168,288
GE HealthCare Technologies	3,260	198,338
Gilead Sciences (A)	8,601	1,125,355

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
IDEXX Laboratories *	588	$329,750
Insmed *	1,569	213,902
Intuitive Surgical *	2,460	1,125,721
Regeneron Pharmaceuticals	747	528,174
Vertex Pharmaceuticals *	1,751	748,342
		6,026,478
Industrials — 3.5%
Automatic Data Processing	2,761	585,166
Axon Enterprise *	580	233,021
Cintas	2,735	477,832
Copart *	6,926	229,320
CSX	12,748	579,142
Fastenal	8,270	371,571
Ferrovial	5,286	364,258
Honeywell International (A)	4,398	942,623
Old Dominion Freight Line	1,537	326,505
PACCAR	3,790	450,252
Paychex	2,575	238,522
Verisk Analytics, Cl A	1,012	186,704
		4,984,916
Information Technology — 52.8%
Adobe *(A)	2,809	691,295
Advanced Micro Devices *(A)	11,358	4,026,297
Analog Devices	3,382	1,360,443
Apple (A)	37,127	10,074,411
Applied Materials (A)	5,520	2,177,585
AppLovin, Cl A *	2,125	948,494
ARM Holdings PLC ADR *	976	205,272
Autodesk *	1,528	362,136
Broadcom (A)	11,978	4,999,977
Cadence Design Systems *	1,896	624,903
Cisco Systems (A)	27,482	2,514,603
Cognizant Technology Solutions, Cl A	3,446	182,293
Crowdstrike Holdings, Cl A *	1,736	773,822
Datadog, Cl A *	2,347	310,250
Fortinet *	5,362	452,070
Intel *	34,756	3,283,747

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intuit	1,906	$740,481
KLA	910	1,592,818
Lam Research	8,687	2,240,030
Marvell Technology	6,012	992,882
Microchip Technology	3,872	359,748
Micron Technology (A)	7,844	4,056,603
Microsoft (A)	18,775	7,656,069
Monolithic Power Systems	355	573,116
NVIDIA (A)	61,467	12,266,969
Palantir Technologies, Cl A *	15,943	2,217,831
Palo Alto Networks *	5,640	1,011,365
QUALCOMM	7,379	1,325,121
Roper Technologies	693	245,883
Sandisk *	1,033	1,132,695
Seagate Technology Holdings	1,505	1,013,828
Strategy, Cl A *	2,290	378,880
Synopsys *	1,315	634,619
Texas Instruments	6,296	1,769,680
Western Digital	2,340	1,016,777
Workday, Cl A *	1,572	192,413
Zscaler *	1,169	152,765
		74,558,171
Materials — 1.1%
Linde PLC (A)	3,217	1,612,167

Real Estate — 0.1%
CoStar Group *	3,006	104,038

Utilities — 1.4%
American Electric Power	3,702	507,581
Constellation Energy	2,495	780,935
Exelon	7,472	343,638

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	4,558	$378,086
		2,010,240
TOTAL UNITED STATES		139,367,741
TOTAL COMMON STOCK (Cost $89,472,951)		143,527,940
TOTAL INVESTMENTS — 101.6% (Cost $89,472,951)		$143,527,940

WRITTEN OPTIONS — (1.7)%
(Premiums Received $(1,512,982))		$(2,441,530)

Percentages are based on Net Assets of $141,307,327.

A list of exchange-traded option contracts held by the Fund at April 30, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.7)%
Call Options
Nasdaq-100	(26)	$(71,375,512)	$26,700.00	5/15/2026	$(2,441,530)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $78,264,986.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$143,527,940	$—	$—	$143,527,940
Total Investments in Securities	$143,527,940	$—	$—	$143,527,940

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(2,441,530)	$—	$—	$(2,441,530)
Total Other Financial Instruments	$(2,441,530)	$—	$—	$(2,441,530)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 100.9%
NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors (A)	265	$77,801

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	311	65,826

UNITED STATES — 100.7%
Communication Services — 11.1%
Alphabet, Cl A (A)	6,059	2,331,503
Alphabet, Cl C (A)	4,866	1,858,520
AT&T (A)	7,156	186,986
Charter Communications, Cl A *(A)	94	15,526
Comcast, Cl A (A)	3,613	97,696
EchoStar, Cl A *	155	19,087
Electronic Arts (A)	216	43,712
Fox, Cl A (A)	244	15,492
Fox, Cl B (A)	181	10,321
Live Nation Entertainment *	162	25,586
Meta Platforms, Cl A (A)	2,275	1,392,095
Netflix *	4,364	408,514
News, Cl A	439	11,554
News, Cl B	157	4,785
Omnicom Group	332	25,471
Paramount Skydance Corp, Cl B	333	3,410
Take-Two Interactive Software *	182	38,904
TKO Group Holdings, Cl A	73	13,585
T-Mobile US	475	92,863
Trade Desk, Cl A *	497	11,724
Verizon Communications	4,316	207,297
Walt Disney (A)	1,811	187,891
Warner Bros Discovery *	2,652	71,737
		7,074,259
Consumer Discretionary — 10.1%
Airbnb, Cl A *(A)	448	62,881
Amazon.com *(A)	10,171	2,695,925
APTIV PLC *	253	15,246

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
AutoZone *(A)	18	$66,673
Best Buy (A)	228	13,792
Booking Holdings (A)	820	138,055
Carnival (A)	1,161	30,778
Carvana, Cl A *	149	58,974
Chipotle Mexican Grill, Cl A *(A)	1,416	48,130
Darden Restaurants (A)	118	23,666
Deckers Outdoor *(A)	147	15,023
Domino’s Pizza (A)	35	11,880
DoorDash, Cl A *	396	66,785
DR Horton (A)	256	39,388
eBay (A)	484	50,084
Expedia Group (A)	133	33,033
Ford Motor (A)	4,190	50,615
Garmin (A)	156	39,178
General Motors (A)	896	68,893
Genuine Parts (A)	170	18,229
Hasbro (A)	132	12,651
Hilton Worldwide Holdings (A)	246	79,721
Home Depot (A)	1,026	337,349
Las Vegas Sands	317	17,311
Lennar, Cl A	220	19,866
Lowe’s	569	135,872
Lululemon Athletica *	124	17,075
Marriott International, Cl A	236	85,359
McDonald’s	731	214,614
MGM Resorts International *	238	9,268
NIKE, Cl B	1,272	56,426
Norwegian Cruise Line Holdings *(A)	523	9,508
NVR *	3	18,948
O’Reilly Automotive *	894	88,864
Pool	29	6,186
PulteGroup	225	27,531
Ralph Lauren, Cl A	36	12,911
Ross Stores	344	78,360
Royal Caribbean Cruises (A)	268	70,688
Starbucks	1,220	128,503
Tapestry	186	26,977
Tesla *(A)	2,923	1,115,504

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
TJX	1,134	$177,755
Tractor Supply	568	19,937
Ulta Beauty *	50	26,874
Williams-Sonoma	124	22,470
Wynn Resorts	93	9,961
Yum! Brands	303	48,374
		6,422,091
Consumer Staples — 5.0%
Altria Group (A)	1,797	130,552
Archer-Daniels-Midland (A)	505	37,643
Brown-Forman, Cl B (A)	207	5,334
Bunge Global (A)	136	17,282
Casey’s General Stores	41	33,708
Church & Dwight (A)	280	27,177
Clorox (A)	137	13,212
Coca-Cola (A)	3,986	313,937
Colgate-Palmolive (A)	851	72,641
Conagra Brands (A)	535	7,677
Constellation Brands, Cl A (A)	160	25,053
Costco Wholesale (A)	459	465,669
Dollar General (A)	253	29,318
Dollar Tree *(A)	221	21,461
Estee Lauder, Cl A	282	21,632
General Mills (A)	567	20,021
Hershey (A)	152	28,232
Hormel Foods (A)	356	7,643
J M Smucker	121	11,862
Kenvue	2,047	35,884
Keurig Dr Pepper	1,455	42,777
Kimberly-Clark	344	33,860
Kraft Heinz	909	20,598
Kroger	651	44,314
McCormick	290	14,744
Molson Coors Beverage, Cl B	202	8,633
Mondelez International, Cl A	1,382	84,910
Monster Beverage *	766	59,036
PepsiCo	1,401	222,045
Philip Morris International	1,599	263,947

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Procter & Gamble	2,397	$352,575
Sysco	505	37,729
Target	487	63,188
The Campbell’s Company (A)	227	4,719
Tyson Foods, Cl A	312	19,990
Walmart	4,541	599,094
		3,198,097
Energy — 3.5%
APA (A)	373	15,192
Baker Hughes, Cl A (A)	1,053	73,363
Chevron (A)	1,933	373,668
ConocoPhillips (A)	1,244	156,470
Coterra Energy (A)	811	29,123
Devon Energy (A)	669	34,367
Diamondback Energy (A)	194	39,892
EOG Resources (A)	573	80,547
EQT (A)	666	40,013
Expand Energy	268	27,376
Exxon Mobil (A)	4,332	668,558
Halliburton (A)	898	37,985
Kinder Morgan	2,097	68,928
Marathon Petroleum	316	78,460
Occidental Petroleum	772	46,768
ONEOK	673	62,226
Phillips 66	423	75,780
SLB (A)	1,599	90,951
Targa Resources	208	54,097
Texas Pacific Land	63	27,951
Valero Energy	321	81,078
Williams	1,306	99,661
		2,262,454
Financials — 12.1%
Aflac (A)	496	56,380
Allstate (A)	276	59,964
American Express (A)	548	177,031
American International Group (A)	567	42,412
Ameriprise Financial (A)	103	48,903

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Aon PLC, Cl A (A)	228	$71,056
Apollo Global Management	491	63,202
Arch Capital Group *(A)	375	35,423
Ares Management, Cl A	216	25,358
Arthur J Gallagher (A)	272	56,141
Assurant (A)	50	11,814
Bank of America (A)	6,849	366,148
Bank of New York Mellon (A)	739	99,299
Berkshire Hathaway, Cl B *(A)	1,905	902,208
Blackrock	146	155,578
Blackstone (A)	787	98,831
Block, Cl A *	581	40,966
Brown & Brown (A)	337	20,271
Capital One Financial (A)	633	121,093
CBOE Global Markets (A)	119	35,711
Charles Schwab	1,700	155,788
Chubb (A)	367	120,009
Cincinnati Financial (A)	160	26,176
Citigroup (A)	1,793	229,468
Citizens Financial Group (A)	459	29,858
CME Group, Cl A (A)	383	110,235
Coinbase Global, Cl A *	242	45,440
Corpay *(A)	75	22,985
Erie Indemnity, Cl A	29	6,349
Everest Group (A)	44	15,697
FactSet Research Systems (A)	32	7,283
Fidelity National Information Services (A)	556	25,871
Fifth Third Bancorp (A)	964	48,933
Fiserv *(A)	573	35,898
Franklin Resources (A)	372	11,149
Global Payments (A)	279	20,077
Globe Life (A)	77	11,881
Goldman Sachs Group (A)	309	285,445
Hartford Financial Services Group (A)	264	36,118
Huntington Bancshares (A)	2,171	36,386
Interactive Brokers Group, Cl A	468	37,206
Intercontinental Exchange	605	95,644
Invesco (A)	473	12,397
Jack Henry & Associates (A)	76	11,685

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
JPMorgan Chase (A)	2,800	$877,044
KeyCorp	993	21,955
KKR	729	76,064
Loews	197	22,184
M&T Bank	159	34,762
Marsh & McLennan	520	87,209
Mastercard, Cl A	841	422,956
MetLife	579	46,378
Moody’s	162	74,820
Morgan Stanley	1,233	234,998
MSCI, Cl A	81	47,904
Nasdaq	483	44,393
Northern Trust	170	28,278
PayPal Holdings	1,003	50,290
PNC Financial Services Group	404	90,092
Principal Financial Group	229	23,108
Progressive	625	125,800
Prudential Financial	365	35,810
Raymond James Financial	157	24,856
Regions Financial	937	26,751
Robinhood Markets, Cl A *	835	60,863
S&P Global	311	134,113
State Street	266	40,655
Synchrony Financial	375	28,575
T Rowe Price Group	255	26,234
Travelers	236	72,013
Truist Financial	1,369	70,504
US Bancorp	1,667	94,452
Visa, Cl A	1,740	573,922
W R Berkley (A)	314	20,985
Wells Fargo	3,178	261,327
Willis Towers Watson PLC (A)	87	22,289
		7,727,351
Health Care — 8.6%
Abbott Laboratories (A)	1,773	160,971
AbbVie (A)	1,825	385,659
Agilent Technologies (A)	301	34,781
Align Technology *(A)	70	12,321

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Amgen (A)	552	$191,130
Baxter International (A)	548	9,634
Becton Dickinson (A)	302	45,010
Biogen *(A)	150	28,392
Bio-Techne (A)	189	10,455
Boston Scientific *(A)	1,581	91,081
Bristol-Myers Squibb (A)	2,060	124,815
Cardinal Health (A)	250	48,220
Cencora (A)	205	63,142
Centene *(A)	499	26,791
Charles River Laboratories International *(A)	45	7,514
Cigna Group (A)	283	82,234
Cooper *(A)	231	14,530
CVS Health (A)	1,349	112,358
Danaher (A)	671	120,075
DaVita *(A)	32	4,964
Dexcom *(A)	406	24,177
Edwards Lifesciences *(A)	609	50,852
Elevance Health (A)	235	88,459
Eli Lilly (A)	821	767,307
GE HealthCare Technologies (A)	480	29,203
Gilead Sciences (A)	1,265	165,513
HCA Healthcare (A)	169	73,422
Henry Schein *	132	9,846
Humana (A)	137	32,392
IDEXX Laboratories *	85	47,668
Incyte *	192	18,292
Insulet *	72	12,394
Intuitive Surgical *	361	165,197
IQVIA Holdings *	177	28,032
Johnson & Johnson	2,497	573,935
Labcorp Holdings	85	21,828
McKesson	122	99,454
Medtronic PLC (A)	1,366	110,605
Merck	2,556	279,064
Mettler-Toledo International *	23	29,362
Moderna *	367	16,860
Pfizer	5,790	154,593
Quest Diagnostics	112	21,750

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Regeneron Pharmaceuticals	101	$71,413
ResMed	151	32,285
Revvity	126	10,914
Solventum *	166	11,182
STERIS PLC (A)	112	24,291
Stryker	366	115,338
Thermo Fisher Scientific	384	183,921
UnitedHealth Group (A)	933	345,658
Universal Health Services, Cl B	58	9,760
Vertex Pharmaceuticals *	270	115,393
Viatris	1,230	18,376
Waters *	104	32,160
West Pharmaceutical Services	73	21,724
Zimmer Biomet Holdings	232	19,124
Zoetis, Cl A	464	53,346
		5,459,167
Industrials — 8.9%
3M	562	82,344
A O Smith	109	6,741
Allegion PLC (A)	86	11,823
AMETEK (A)	224	52,752
Automatic Data Processing (A)	430	91,134
Axon Enterprise *(A)	81	32,543
Boeing *(A)	801	183,453
Broadridge Financial Solutions (A)	132	20,325
Builders FirstSource *(A)	123	9,728
Carrier Global (A)	845	56,759
Caterpillar (A)	481	428,143
CH Robinson Worldwide (A)	133	24,181
Cintas (A)	360	62,896
Comfort Systems USA	35	64,409
Copart *(A)	953	31,554
CSX (A)	1,992	90,497
Cummins (A)	146	97,967
Deere (A)	268	158,085
Delta Air Lines (A)	694	47,185
Dover (A)	141	31,924
Eaton PLC (A)	395	171,039

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
EMCOR Group	50	$44,583
Emerson Electric (A)	594	83,421
Equifax (A)	126	21,916
Expeditors International of Washington (A)	135	19,965
Fastenal (A)	1,231	55,309
FedEx (A)	229	92,358
Fortive (A)	336	20,089
GE Aerospace (A)	1,081	313,414
GE Vernova (A)	278	301,202
Generac Holdings *(A)	61	15,813
General Dynamics (A)	269	92,617
Honeywell International (A)	646	138,457
Howmet Aerospace (A)	426	103,535
Hubbell, Cl B (A)	57	28,966
Huntington Ingalls Industries	45	16,393
IDEX	82	17,864
Illinois Tool Works (A)	279	71,985
Ingersoll Rand	382	30,506
Jacobs Solutions	119	15,400
JB Hunt Transport Services (A)	79	19,871
Johnson Controls International PLC (A)	647	94,481
L3Harris Technologies	197	63,148
Leidos Holdings	130	19,399
Lennox International	34	18,186
Lockheed Martin	216	111,881
Masco	241	17,309
Nordson	51	14,711
Norfolk Southern	237	74,852
Northrop Grumman	142	82,286
Old Dominion Freight Line	174	36,963
Otis Worldwide	405	31,541
PACCAR	566	67,241
Parker-Hannifin	127	115,496
Paychex	339	31,402
Pentair PLC (A)	196	15,819
Quanta Services	157	114,260
Republic Services, Cl A	211	44,145
Rockwell Automation	117	47,842
Rollins	335	18,670

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
RTX	1,381	$243,153
Snap-On	56	21,470
Southwest Airlines	555	21,046
Stanley Black & Decker	174	13,600
Textron	212	20,344
Trane Technologies PLC (A)	235	115,747
TransDigm Group	56	64,959
Uber Technologies *	2,097	156,457
Union Pacific	603	162,496
United Airlines Holdings *	338	30,420
United Parcel Service, Cl B	787	85,626
United Rentals	70	67,189
Veralto	274	24,167
Verisk Analytics, Cl A	159	29,334
Vertiv Holdings, Cl A	386	126,797
Waste Management	393	91,392
Westinghouse Air Brake Technologies	178	48,040
WW Grainger (A)	48	55,745
Xylem	270	31,903
		5,688,663
Information Technology — 35.0%
Accenture PLC, Cl A (A)	622	111,158
Adobe *(A)	412	101,393
Advanced Micro Devices *(A)	1,687	598,025
Akamai Technologies *(A)	177	18,227
Amphenol, Cl A (A)	1,256	184,971
Analog Devices (A)	500	201,130
Apple (A)	15,295	4,150,298
Applied Materials (A)	817	322,298
AppLovin, Cl A *	275	122,746
Arista Networks *	1,053	181,864
Autodesk *(A)	225	53,325
Broadcom (A)	4,934	2,059,600
Cadence Design Systems *(A)	289	95,251
CDW (A)	131	17,935
Ciena *	148	78,082
Cisco Systems (A)	4,076	372,954
Cognizant Technology Solutions, Cl A (A)	518	27,402

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Coherent *	184	$58,827
Corning (A)	825	135,498
Crowdstrike Holdings, Cl A *(A)	267	119,015
Datadog, Cl A *	340	44,945
Dell Technologies, Cl C	315	65,819
EPAM Systems *(A)	52	5,917
F5 *(A)	61	19,758
Fair Isaac *(A)	25	25,625
First Solar *(A)	123	24,832
Fortinet *(A)	676	56,994
Gartner *(A)	80	11,879
Gen Digital	593	11,439
GoDaddy, Cl A *(A)	135	11,717
Hewlett Packard Enterprise (A)	1,410	40,566
HP (A)	998	20,818
Intel *(A)	4,839	457,189
International Business Machines	960	221,741
Intuit	298	115,773
Jabil	99	33,412
Keysight Technologies *	179	62,634
KLA	134	234,547
Lam Research	1,287	331,866
Lumentum Holdings *	71	64,065
Microchip Technology	576	53,516
Micron Technology	1,166	603,009
Microsoft (A)	7,734	3,153,771
Monolithic Power Systems	53	85,564
Motorola Solutions	176	77,269
NetApp	228	25,256
NVIDIA (A)	25,318	5,052,713
ON Semiconductor *	429	43,247
Oracle	1,746	281,787
Palantir Technologies, Cl A *	2,357	327,882
Palo Alto Networks *	819	146,863
PTC *	121	16,492
Qnity Electronics	190	26,725
QUALCOMM	1,084	194,665
Roper Technologies	114	40,448
Salesforce	957	168,939

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Sandisk *	156	$171,056
Seagate Technology Holdings (A)	230	154,937
ServiceNow *	1,107	97,759
Skyworks Solutions	166	11,648
Super Micro Computer *	569	15,591
Synopsys *	191	92,177
Teledyne Technologies *	50	32,292
Teradyne	153	52,551
Texas Instruments	930	261,404
Trimble *	274	18,446
Tyler Technologies *	46	15,692
VeriSign	83	22,299
Western Digital	360	156,427
Workday, Cl A *	228	27,907
Zebra Technologies, Cl A *	55	12,444
		22,312,311
Materials — 2.0%
Air Products & Chemicals (A)	219	65,711
Albemarle (A)	117	23,014
Amcor PLC	494	18,792
Avery Dennison (A)	79	12,950
Ball (A)	310	18,935
CF Industries Holdings (A)	175	21,735
Corteva (A)	724	58,651
CRH PLC	711	84,197
Dow (A)	761	30,813
DuPont de Nemours (A)	446	20,364
Ecolab (A)	270	70,362
Freeport-McMoRan (A)	1,536	88,750
International Flavors & Fragrances	293	20,569
International Paper	567	17,248
Linde PLC (A)	479	240,046
LyondellBasell Industries, Cl A (A)	294	21,932
Martin Marietta Materials	67	41,478
Mosaic	340	7,912
Newmont	1,161	128,975
Nucor	241	54,295
Packaging Corp of America	90	19,210

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
PPG Industries	261	$28,319
Sherwin-Williams	244	78,473
Smurfit WestRock PLC (A)	561	21,537
Steel Dynamics	156	35,671
Vulcan Materials	137	41,338
		1,271,277
Real Estate — 2.0%
Alexandria Real Estate Equities ‡(A)	181	7,332
American Tower ‡(A)	496	90,624
AvalonBay Communities ‡(A)	145	26,535
BXP ‡(A)	165	9,646
Camden Property Trust ‡(A)	137	14,388
CBRE Group, Cl A *(A)	308	43,961
CoStar Group *(A)	443	15,332
Crown Castle ‡(A)	458	40,661
Digital Realty Trust ‡(A)	341	68,521
Equinix ‡(A)	100	108,283
Equity Residential ‡(A)	357	23,341
Essex Property Trust ‡(A)	68	17,898
Extra Space Storage ‡(A)	195	27,949
Federal Realty Investment Trust ‡(A)	86	9,538
Healthpeak Properties ‡(A)	740	11,966
Host Hotels & Resorts ‡(A)	679	14,347
Invitation Homes ‡	597	17,176
Iron Mountain ‡	319	40,191
Kimco Realty ‡	722	17,068
Mid-America Apartment Communities ‡	117	15,114
ProLogis ‡	989	140,458
Public Storage ‡	165	49,904
Realty Income ‡	987	63,405
Regency Centers ‡	194	15,103
SBA Communications, Cl A ‡	122	26,986
Simon Property Group ‡	346	70,484
UDR ‡	322	11,702
Ventas ‡	513	45,072
VICI Properties, Cl A ‡	1,142	33,346
Welltower ‡	710	154,311

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Weyerhaeuser ‡	771	$18,905
		1,249,547
Utilities — 2.4%
AES (A)	758	10,953
Alliant Energy (A)	294	21,588
Ameren (A)	303	34,436
American Electric Power (A)	566	77,604
American Water Works (A)	174	22,345
Atmos Energy (A)	165	31,347
CenterPoint Energy (A)	698	30,468
CMS Energy (A)	319	24,480
Consolidated Edison (A)	377	42,032
Constellation Energy (A)	333	104,229
Dominion Energy (A)	914	58,953
DTE Energy (A)	190	28,821
Duke Energy (A)	825	106,879
Edison International (A)	399	27,726
Entergy (A)	478	56,361
Evergy (A)	260	21,538
Eversource Energy (A)	390	27,573
Exelon (A)	1,079	49,623
FirstEnergy (A)	558	26,516
NextEra Energy	2,129	208,387
NiSource	511	24,671
NRG Energy	236	36,717
PG&E	2,352	39,090
Pinnacle West Capital	148	15,351
PPL	794	29,727
Public Service Enterprise Group	536	43,770
Sempra	699	66,489
Southern	1,181	114,203
Vistra	333	52,561
WEC Energy Group	339	39,982

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	631	$52,341
		1,526,761
TOTAL UNITED STATES		64,191,978
TOTAL COMMON STOCK (Cost $49,600,428)		64,335,605
TOTAL INVESTMENTS — 100.9% (Cost $49,600,428)		$64,335,605

WRITTEN OPTIONS — (1.0)% (Premiums Received $(558,465))		$(612,000)

Percentages are based on Net Assets of $63,776,407.

A list of exchange-traded option contracts held by the Fund at April 30, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.0)%
Call Options
S&P 500 Index	(45)	$(32,440,545)	$7,130.00	5/15/2026	$(612,000)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $38,337,819.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$64,335,605	$—	$—	$64,335,605
Total Investments in Securities	$64,335,605	$—	$—	$64,335,605

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(612,000)	$—	$—	$(612,000)
Total Other Financial Instruments	$(612,000)	$—	$—	$(612,000)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK(A) — 103.3%
BRAZIL — 0.4%
Consumer Discretionary — 0.4%
MercadoLibre *	41	$73,498

CANADA — 1.0%
Industrials — 0.2%
Thomson Reuters	361	34,544

Information Technology — 0.8%
Shopify, Cl A *	1,001	121,251

TOTAL CANADA		155,795
CHINA — 0.3%
Consumer Discretionary — 0.3%
PDD Holdings ADR *	544	54,335

NETHERLANDS — 1.0%
Information Technology — 1.0%
ASML Holding	72	103,607
NXP Semiconductors	205	60,186

TOTAL NETHERLANDS		163,793
UNITED KINGDOM — 0.2%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners PLC	372	35,180

UNITED STATES — 100.4%
Communication Services — 15.6%
Alphabet, Cl A	1,724	663,395
Alphabet, Cl C	1,611	615,306
Charter Communications, Cl A *	113	18,664
Comcast, Cl A	2,926	79,119
Electronic Arts	203	41,081
Meta Platforms, Cl A	874	534,809
Netflix *	3,451	323,048
Take-Two Interactive Software *	150	32,064
T-Mobile US	900	175,950

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Warner Bros Discovery *	2,018	$54,587
		2,538,023
Consumer Discretionary — 11.9%
Airbnb, Cl A *	344	48,284
Amazon.com *	3,180	842,891
Booking Holdings	646	108,760
DoorDash, Cl A *	334	56,329
Marriott International, Cl A	216	78,125
O’Reilly Automotive *	683	67,890
Ross Stores	263	59,909
Starbucks	929	97,852
Tesla *	1,478	564,049
		1,924,089
Consumer Staples — 7.7%
Costco Wholesale	363	368,274
Keurig Dr Pepper	1,101	32,370
Kraft Heinz	956	21,663
Mondelez International, Cl A	1,044	64,143
Monster Beverage *	797	61,425
PepsiCo	1,116	176,875
Walmart	3,996	527,192
		1,251,942
Energy — 0.6%
Baker Hughes, Cl A	804	56,015
Diamondback Energy	229	47,089
		103,104
Financials — 0.2%
PayPal Holdings	747	37,455

Health Care — 4.3%
Alnylam Pharmaceuticals *	108	33,425
Amgen	440	152,350
Dexcom *	310	18,460
GE HealthCare Technologies	369	22,450
Gilead Sciences	1,014	132,672

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
IDEXX Laboratories *	65	$36,452
Insmed *	174	23,721
Intuitive Surgical *	290	132,707
Regeneron Pharmaceuticals	85	60,100
Vertex Pharmaceuticals *	207	88,468
		700,805
Industrials — 3.6%
Automatic Data Processing	328	69,516
Axon Enterprise *	65	26,114
Cintas	326	56,956
Copart *	783	25,925
CSX	1,515	68,827
Fastenal	933	41,920
Ferrovial	585	40,312
Honeywell International	519	111,237
Old Dominion Freight Line	169	35,901
PACCAR	428	50,846
Paychex	290	26,863
Verisk Analytics, Cl A	111	20,478
		574,895
Information Technology — 53.8%
Adobe *	332	81,705
Advanced Micro Devices *	1,333	472,535
Analog Devices	399	160,502
Apple	4,350	1,180,372
Applied Materials	649	256,024
AppLovin, Cl A *	251	112,034
ARM Holdings PLC ADR *	127	26,711
Autodesk *	183	43,371
Broadcom	1,404	586,072
Cadence Design Systems *	225	74,158
Cisco Systems	3,228	295,362
Cognizant Technology Solutions, Cl A	424	22,430
Crowdstrike Holdings, Cl A *	206	91,825
Datadog, Cl A *	266	35,163
Fortinet *	602	50,755
Intel *	4,082	385,667

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intuit	226	$87,801
KLA	107	187,287
Lam Research	1,021	263,275
Marvell Technology	711	117,422
Microchip Technology	439	40,787
Micron Technology	920	475,787
Microsoft	2,200	897,116
Monolithic Power Systems	40	64,576
NVIDIA	7,200	1,436,904
Palantir Technologies, Cl A *	1,873	260,553
Palo Alto Networks *	666	119,427
QUALCOMM	871	156,414
Roper Technologies	83	29,449
Sandisk *	120	131,581
Seagate Technology Holdings	178	119,908
Strategy, Cl A *	255	42,190
Synopsys *	156	75,286
Texas Instruments	741	208,280
Western Digital	277	120,362
Workday, Cl A *	172	21,053
Zscaler *	146	19,079
		8,749,223
Materials — 1.2%
Linde PLC	379	189,932

Real Estate — 0.1%
CoStar Group *	398	13,775

Utilities — 1.4%
American Electric Power	440	60,328
Constellation Energy	295	92,335
Exelon	831	38,218
Xcel Energy	507	42,056
		232,937
TOTAL UNITED STATES		16,316,180
TOTAL COMMON STOCK (Cost $10,122,914)		16,798,781

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

Value
PURCHASED OPTIONS — 0.2% (Cost $103,513)	$23,886
TOTAL INVESTMENTS — 103.5% (Cost $10,226,427)	$16,822,667

WRITTEN OPTIONS — (3.5)% (Premiums Received $(358,600))	$(573,990)

Percentages are based on Net Assets of $16,258,549.

A list of exchange-traded option contracts held by the Fund at April 30, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.2%
Put Options
Nasdaq-100	6	$16,471,272	$25,300.00	5/15/2026	$23,370
Nasdaq-100 Micro Index	12	329,424	253.00	5/15/2026	516

Total Purchased Options		$16,800,696			$23,886
WRITTEN OPTIONS — (3.5)%
Call Options
Nasdaq-100	(6)	$(16,471,272)	$26,700.00	5/15/2026	$(563,430)
Nasdaq-100 Micro Index	(12)	(329,424)	267.00	5/15/2026	(10,560)

Total Written Options		$(16,800,696)			$(573,990)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $16,796,795.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$16,798,781	$—	$—	$16,798,781
Purchased Options	23,886	—	—	23,886
Total Investments in Securities	$16,822,667	$—	$—	$16,822,667

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(573,990)	$—	$—	$(573,990)
Total Other Financial Instruments	$(573,990)	$—	$—	$(573,990)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK(A) — 101.7%
NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	202	$59,305

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	236	49,952

UNITED STATES — 101.5%
Communication Services — 11.2%
Alphabet, Cl A	4,692	1,805,482
Alphabet, Cl C	3,769	1,439,532
AT&T	5,635	147,243
Charter Communications, Cl A *	73	12,057
Comcast, Cl A	2,886	78,037
EchoStar, Cl A *	115	14,161
Electronic Arts	181	36,629
Fox, Cl A	191	12,127
Fox, Cl B	105	5,987
Live Nation Entertainment *	124	19,585
Meta Platforms, Cl A	1,763	1,078,797
Netflix *	3,401	318,368
News, Cl A	306	8,054
News, Cl B	79	2,408
Omnicom Group	276	21,175
Paramount Skydance Corp, Cl B	241	2,468
Take-Two Interactive Software *	139	29,713
TKO Group Holdings, Cl A	57	10,607
T-Mobile US	381	74,485
Trade Desk, Cl A *	361	8,516
Verizon Communications	3,395	163,062
Walt Disney	1,426	147,947
Warner Bros Discovery *	1,990	53,829
		5,490,269
Consumer Discretionary — 10.2%
Airbnb, Cl A *	358	50,249
Amazon.com *	7,873	2,086,817
APTIV PLC *	198	11,931

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
AutoZone *	13	$48,152
Best Buy	182	11,009
Booking Holdings	648	109,097
Carnival	928	24,601
Carvana, Cl A *	113	44,725
Chipotle Mexican Grill, Cl A *	1,044	35,486
Darden Restaurants	88	17,649
Deckers Outdoor *	111	11,344
Domino’s Pizza	23	7,807
DoorDash, Cl A *	306	51,607
DR Horton	216	33,234
eBay	377	39,012
Expedia Group	89	22,105
Ford Motor	3,143	37,967
Garmin	114	28,630
General Motors	726	55,822
Genuine Parts	102	10,937
Hasbro	95	9,105
Hilton Worldwide Holdings	184	59,629
Home Depot	802	263,698
Las Vegas Sands	263	14,362
Lennar, Cl A	199	17,970
Lowe’s	451	107,694
Lululemon Athletica *	79	10,878
Marriott International, Cl A	177	64,019
McDonald’s	573	168,227
MGM Resorts International *	183	7,126
NIKE, Cl B	956	42,408
Norwegian Cruise Line Holdings *	365	6,636
NVR *	2	12,632
O’Reilly Automotive *	676	67,194
Pool	31	6,613
PulteGroup	153	18,721
Ralph Lauren, Cl A	32	11,477
Ross Stores	271	61,731
Royal Caribbean Cruises	202	53,280
Starbucks	916	96,482
Tapestry	162	23,497
Tesla *	2,266	864,774

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
TJX	894	$140,135
Tractor Supply	471	16,532
Ulta Beauty *	34	18,274
Williams-Sonoma	93	16,853
Wynn Resorts	68	7,284
Yum! Brands	223	35,602
		4,961,014
Consumer Staples — 5.1%
Altria Group	1,350	98,077
Archer-Daniels-Midland	396	29,518
Brown-Forman, Cl B	158	4,072
Bunge Global	98	12,453
Casey’s General Stores	32	26,309
Church & Dwight	216	20,965
Clorox	88	8,487
Coca-Cola	3,118	245,574
Colgate-Palmolive	647	55,228
Conagra Brands	377	5,410
Constellation Brands, Cl A	103	16,128
Costco Wholesale	358	363,202
Dollar General	176	20,395
Dollar Tree *	147	14,275
Estee Lauder, Cl A	229	17,566
General Mills	474	16,737
Hershey	110	20,431
Hormel Foods	242	5,196
J M Smucker	76	7,450
Kenvue	1,663	29,152
Keurig Dr Pepper	1,172	34,457
Kimberly-Clark	266	26,182
Kraft Heinz	747	16,927
Kroger	466	31,721
McCormick	225	11,439
Molson Coors Beverage, Cl B	159	6,796
Mondelez International, Cl A	1,030	63,283
Monster Beverage *	572	44,084
PepsiCo	1,100	174,339
Philip Morris International	1,253	206,833

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Procter & Gamble	1,872	$275,352
Sysco	396	29,585
Target	379	49,175
The Campbell’s Company	173	3,597
Tyson Foods, Cl A	247	15,825
Walmart	3,532	465,977
		2,472,197
Energy — 3.6%
APA	290	11,812
Baker Hughes, Cl A	793	55,248
Chevron	1,510	291,898
ConocoPhillips	986	124,019
Coterra Energy	638	22,911
Devon Energy	542	27,843
Diamondback Energy	155	31,873
EOG Resources	436	61,288
EQT	544	32,684
Expand Energy	190	19,408
Exxon Mobil	3,367	519,629
Halliburton	741	31,344
Kinder Morgan	1,572	51,672
Marathon Petroleum	237	58,845
Occidental Petroleum	613	37,136
ONEOK	505	46,692
Phillips 66	323	57,865
SLB	1,202	68,370
Targa Resources	172	44,734
Texas Pacific Land	50	22,183
Valero Energy	245	61,882
Williams	982	74,936
		1,754,272
Financials — 12.2%
Aflac	393	44,672
Allstate	209	45,407
American Express	431	139,235
American International Group	430	32,164
Ameriprise Financial	73	34,660

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Aon PLC, Cl A	172	$53,604
Apollo Global Management	388	49,943
Arch Capital Group *	308	29,094
Ares Management, Cl A	164	19,254
Arthur J Gallagher	206	42,518
Assurant	39	9,214
Bank of America	5,344	285,690
Bank of New York Mellon	553	74,307
Berkshire Hathaway, Cl B *	1,478	699,981
Blackrock	116	123,610
Blackstone	602	75,599
Block, Cl A *	439	30,954
Brown & Brown	257	15,459
Capital One Financial	503	96,224
CBOE Global Markets	77	23,107
Charles Schwab	1,344	123,164
Chubb	293	95,811
Cincinnati Financial	115	18,814
Citigroup	1,407	180,068
Citizens Financial Group	357	23,223
CME Group, Cl A	290	83,468
Coinbase Global, Cl A *	179	33,611
Corpay *	53	16,243
Erie Indemnity, Cl A	17	3,722
Everest Group	36	12,843
FactSet Research Systems	34	7,738
Fidelity National Information Services	465	21,636
Fifth Third Bancorp	722	36,649
Fiserv *	430	26,939
Franklin Resources	254	7,612
Global Payments	214	15,399
Globe Life	57	8,795
Goldman Sachs Group	242	223,552
Hartford Financial Services Group	223	30,509
Huntington Bancshares	1,410	23,632
Interactive Brokers Group, Cl A	370	29,415
Intercontinental Exchange	457	72,247
Invesco	360	9,436
Jack Henry & Associates	58	8,917

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
JPMorgan Chase	2,172	$680,336
KeyCorp	802	17,732
KKR	551	57,491
Loews	134	15,090
M&T Bank	118	25,798
Marsh & McLennan	398	66,749
Mastercard, Cl A	656	329,915
MetLife	441	35,324
Moody’s	123	56,808
Morgan Stanley	969	184,682
MSCI, Cl A	50	29,570
Nasdaq	376	34,558
Northern Trust	149	24,785
PayPal Holdings	738	37,003
PNC Financial Services Group	334	74,482
Principal Financial Group	157	15,843
Progressive	471	94,803
Prudential Financial	279	27,373
Raymond James Financial	140	22,165
Regions Financial	767	21,898
Robinhood Markets, Cl A *	635	46,285
S&P Global	246	106,083
State Street	224	34,236
Synchrony Financial	307	23,393
T Rowe Price Group	174	17,901
Travelers	174	53,094
Truist Financial	1,014	52,221
US Bancorp	1,249	70,768
Visa, Cl A	1,354	446,603
W R Berkley	261	17,443
Wells Fargo	2,490	204,753
Willis Towers Watson PLC	62	15,884
		5,979,208
Health Care — 8.6%
Abbott Laboratories	1,399	127,015
AbbVie	1,424	300,920
Agilent Technologies	226	26,114
Align Technology *	52	9,153

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Amgen	433	$149,926
Baxter International	446	7,841
Becton Dickinson	228	33,981
Biogen *	114	21,578
Bio-Techne	110	6,085
Boston Scientific *	1,192	68,671
Bristol-Myers Squibb	1,638	99,246
Cardinal Health	189	36,454
Cencora	156	48,050
Centene *	382	20,510
Charles River Laboratories International *	41	6,846
Cigna Group	212	61,603
Cooper *	185	11,637
CVS Health	1,023	85,206
Danaher	506	90,549
DaVita *	30	4,654
Dexcom *	328	19,532
Edwards Lifesciences *	465	38,828
Elevance Health	177	66,626
Eli Lilly	638	596,275
GE HealthCare Technologies	379	23,058
Gilead Sciences	999	130,709
HCA Healthcare	126	54,741
Henry Schein *	70	5,221
Humana	78	18,442
IDEXX Laboratories *	64	35,891
Incyte *	133	12,671
Insulet *	53	9,123
Intuitive Surgical *	286	130,876
IQVIA Holdings *	136	21,538
Johnson & Johnson	1,942	446,369
Labcorp Holdings	63	16,178
McKesson	98	79,890
Medtronic PLC	1,031	83,480
Merck	1,999	218,251
Mettler-Toledo International *	16	20,426
Moderna *	290	13,323
Pfizer	4,575	122,152
Quest Diagnostics	82	15,924

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Regeneron Pharmaceuticals	81	$57,272
ResMed	111	23,733
Revvity	81	7,016
Solventum *	106	7,140
STERIS PLC	74	16,049
Stryker	277	87,291
Thermo Fisher Scientific	302	144,646
UnitedHealth Group	729	270,080
Universal Health Services, Cl B	44	7,404
Vertex Pharmaceuticals *	204	87,186
Viatris	994	14,850
Waters *	73	22,574
West Pharmaceutical Services	58	17,260
Zimmer Biomet Holdings	158	13,024
Zoetis, Cl A	339	38,975
		4,210,063
Industrials — 8.9%
3M	423	61,978
A O Smith	79	4,885
Allegion PLC	67	9,211
AMETEK	185	43,568
Automatic Data Processing	324	68,669
Axon Enterprise *	68	27,320
Boeing *	632	144,747
Broadridge Financial Solutions	91	14,012
Builders FirstSource *	79	6,248
Carrier Global	670	45,004
Caterpillar	375	333,791
CH Robinson Worldwide	87	15,817
Cintas	273	47,696
Comfort Systems USA	26	47,847
Copart *	782	25,892
CSX	1,494	67,872
Cummins	111	74,482
Deere	203	119,744
Delta Air Lines	521	35,423
Dover	101	22,867
Eaton PLC	313	135,532

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
EMCOR Group	34	$30,317
Emerson Electric	452	63,479
Equifax	78	13,567
Expeditors International of Washington	101	14,937
Fastenal	969	43,537
FedEx	174	70,176
Fortive	272	16,263
GE Aerospace	845	244,991
GE Vernova	217	235,111
Generac Holdings *	45	11,665
General Dynamics	204	70,237
Honeywell International	511	109,523
Howmet Aerospace	322	78,259
Hubbell, Cl B	40	20,327
Huntington Ingalls Industries	30	10,929
IDEX	54	11,764
Illinois Tool Works	211	54,440
Ingersoll Rand	306	24,437
Jacobs Solutions	89	11,518
JB Hunt Transport Services	43	10,816
Johnson Controls International PLC	492	71,847
L3Harris Technologies	150	48,083
Leidos Holdings	97	14,474
Lennox International	26	13,907
Lockheed Martin	163	84,429
Masco	190	13,646
Nordson	43	12,403
Norfolk Southern	180	56,849
Northrop Grumman	107	62,004
Old Dominion Freight Line	147	31,227
Otis Worldwide	330	25,700
PACCAR	422	50,134
Parker-Hannifin	102	92,761
Paychex	281	26,029
Pentair PLC	110	8,878
Quanta Services	120	87,332
Republic Services, Cl A	161	33,684
Rockwell Automation	85	34,757
Rollins	255	14,211

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
RTX	1,081	$190,332
Snap-On	31	11,885
Southwest Airlines	391	14,827
Stanley Black & Decker	111	8,676
Textron	138	13,243
Trane Technologies PLC	178	87,672
TransDigm Group	45	52,199
Uber Technologies *	1,656	123,554
Union Pacific	477	128,542
United Airlines Holdings *	281	25,290
United Parcel Service, Cl B	594	64,627
United Rentals	51	48,952
Veralto	198	17,464
Verisk Analytics, Cl A	106	19,556
Vertiv Holdings, Cl A	308	101,175
Waste Management	298	69,300
Westinghouse Air Brake Technologies	137	36,975
WW Grainger	35	40,647
Xylem	195	23,041
		4,359,210
Information Technology — 35.3%
Accenture PLC, Cl A	495	88,461
Adobe *	330	81,213
Advanced Micro Devices *	1,313	465,445
Akamai Technologies *	111	11,431
Amphenol, Cl A	989	145,650
Analog Devices	393	158,088
Apple	11,832	3,210,613
Applied Materials	639	252,079
AppLovin, Cl A *	218	97,304
Arista Networks *	831	143,522
Autodesk *	170	40,290
Broadcom	3,821	1,595,000
Cadence Design Systems *	219	72,180
CDW	95	13,006
Ciena *	113	59,617
Cisco Systems	3,182	291,153
Cognizant Technology Solutions, Cl A	400	21,160

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Coherent *	151	$48,276
Corning	628	103,143
Crowdstrike Holdings, Cl A *	203	90,487
Datadog, Cl A *	283	37,410
Dell Technologies, Cl C	239	49,939
EPAM Systems *	40	4,551
F5 *	43	13,928
Fair Isaac *	16	16,400
First Solar *	68	13,729
Fortinet *	507	42,745
Gartner *	57	8,464
Gen Digital	488	9,414
GoDaddy, Cl A *	99	8,592
Hewlett Packard Enterprise	1,140	32,798
HP	808	16,855
Intel *	3,781	357,229
International Business Machines	753	173,928
Intuit	224	87,024
Jabil	68	22,949
Keysight Technologies *	138	48,288
KLA	106	185,537
Lam Research	1,006	259,407
Lumentum Holdings *	57	51,432
Microchip Technology	434	40,323
Micron Technology	907	469,064
Microsoft	5,984	2,440,156
Monolithic Power Systems	39	62,962
Motorola Solutions	133	58,391
NetApp	158	17,502
NVIDIA	19,584	3,908,379
ON Semiconductor *	336	33,872
Oracle	1,366	220,459
Palantir Technologies, Cl A *	1,840	255,962
Palo Alto Networks *	650	116,558
PTC *	90	12,267
Qnity Electronics	167	23,490
QUALCOMM	859	154,259
Roper Technologies	72	25,546
Salesforce	754	133,104

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Sandisk *	119	$130,485
Seagate Technology Holdings	175	117,887
ServiceNow *	841	74,269
Skyworks Solutions	116	8,140
Super Micro Computer *	445	12,193
Synopsys *	154	74,320
Teledyne Technologies *	35	22,605
Teradyne	116	39,842
Texas Instruments	731	205,469
Trimble *	214	14,406
Tyler Technologies *	26	8,870
VeriSign	63	16,926
Western Digital	273	118,624
Workday, Cl A *	170	20,808
Zebra Technologies, Cl A *	42	9,503
		17,275,378
Materials — 2.0%
Air Products & Chemicals	179	53,709
Albemarle	91	17,900
Amcor PLC	377	14,341
Avery Dennison	63	10,328
Ball	234	14,293
CF Industries Holdings	112	13,910
Corteva	540	43,745
CRH PLC	539	63,828
Dow	599	24,253
DuPont de Nemours	346	15,798
Ecolab	205	53,423
Freeport-McMoRan	1,156	66,794
International Flavors & Fragrances	227	15,935
International Paper	468	14,236
Linde PLC	376	188,429
LyondellBasell Industries, Cl A	225	16,785
Martin Marietta Materials	40	24,763
Mosaic	262	6,097
Newmont	878	97,537
Nucor	183	41,228
Packaging Corp of America	73	15,582

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
PPG Industries	179	$19,421
Sherwin-Williams	185	59,498
Smurfit WestRock PLC	463	17,775
Steel Dynamics	101	23,095
Vulcan Materials	100	30,174
		962,877
Real Estate — 2.0%
Alexandria Real Estate Equities ‡	109	4,416
American Tower ‡	376	68,699
AvalonBay Communities ‡	104	19,032
BXP ‡	105	6,138
Camden Property Trust ‡	76	7,982
CBRE Group, Cl A *	233	33,256
CoStar Group *	354	12,252
Crown Castle ‡	364	32,316
Digital Realty Trust ‡	259	52,044
Equinix ‡	79	85,544
Equity Residential ‡	295	19,287
Essex Property Trust ‡	54	14,213
Extra Space Storage ‡	170	24,366
Federal Realty Investment Trust ‡	62	6,876
Healthpeak Properties ‡	578	9,346
Host Hotels & Resorts ‡	540	11,410
Invitation Homes ‡	490	14,097
Iron Mountain ‡	258	32,505
Kimco Realty ‡	570	13,475
Mid-America Apartment Communities ‡	85	10,980
ProLogis ‡	748	106,231
Public Storage ‡	118	35,689
Realty Income ‡	738	47,409
Regency Centers ‡	130	10,121
SBA Communications, Cl A ‡	78	17,254
Simon Property Group ‡	261	53,168
UDR ‡	255	9,267
Ventas ‡	390	34,265
VICI Properties, Cl A ‡	912	26,630
Welltower ‡	561	121,928

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Weyerhaeuser ‡	607	$14,884
		955,080
Utilities — 2.4%
AES	586	8,468
Alliant Energy	228	16,742
Ameren	221	25,117
American Electric Power	434	59,506
American Water Works	156	20,033
Atmos Energy	127	24,127
CenterPoint Energy	562	24,531
CMS Energy	272	20,873
Consolidated Edison	308	34,339
Constellation Energy	251	78,563
Dominion Energy	685	44,182
DTE Energy	166	25,181
Duke Energy	625	80,969
Edison International	324	22,515
Entergy	373	43,980
Evergy	208	17,231
Eversource Energy	317	22,412
Exelon	874	40,195
FirstEnergy	463	22,002
NextEra Energy	1,676	164,047
NiSource	390	18,829
NRG Energy	170	26,449
PG&E	1,914	31,811
Pinnacle West Capital	94	9,750
PPL	627	23,475
Public Service Enterprise Group	400	32,664
Sempra	524	49,843
Southern	885	85,579
Vistra	256	40,407
WEC Energy Group	261	30,782
Xcel Energy	474	39,318
		1,183,920
TOTAL UNITED STATES		49,603,488
TOTAL COMMON STOCK (Cost $32,627,310)		49,712,745

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

Value
PURCHASED OPTIONS — 0.1% (Cost $198,112)	$59,824
TOTAL INVESTMENTS — 101.8% (Cost $32,825,422)	$49,772,569

WRITTEN OPTIONS — (1.9)% (Premiums Received $(857,352))	$(934,950)

Percentages are based on Net Assets of $48,879,003.

A list of exchange-traded option contracts held by the Fund at April 30, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.1%
Put Options
Mini-SPX Index	19	$1,369,710	$677.00	5/16/2026	$2,204
S&P 500 Index	67	48,300,367	6,775.00	5/16/2026	57,620

Total Purchased Options		$49,670,077			$59,824
WRITTEN OPTIONS — (1.9)%
Call Options
Mini-SPX Index	(19)	$(1,369,710)	$713.00	5/16/2026	$(23,750)
S&P 500 Index	(67)	(48,300,367)	7,130.00	5/15/2026	(911,200)

Total Written Options		$(49,670,077)			$(934,950)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $49,712,745.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$49,712,745	$—	$—	$49,712,745
Purchased Options	59,824	—	—	59,824
Total Investments in Securities	$49,772,569	$—	$—	$49,772,569

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(934,950)	$—	$—	$(934,950)
Total Other Financial Instruments	$(934,950)	$—	$—	$(934,950)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Dow 30® Covered Call ETF

	Shares	Value
COMMON STOCK(A) — 100.7%
UNITED STATES — 100.7%
Communication Services — 1.9%
Verizon Communications	21,113	$1,014,057
Walt Disney	21,113	2,190,474
		3,204,531
Consumer Discretionary — 11.6%
Amazon.com *	21,113	5,596,212
Home Depot	21,113	6,941,954
McDonald’s	21,113	6,198,566
NIKE, Cl B	21,113	936,573
		19,673,305
Consumer Staples — 4.5%
Coca-Cola	21,113	1,662,860
Procter & Gamble	21,113	3,105,511
Walmart	21,113	2,785,438
		7,553,809
Energy — 2.4%
Chevron	21,113	4,081,354

Financials — 27.4%
American Express	21,113	6,820,554
Goldman Sachs Group	21,113	19,503,556
JPMorgan Chase	21,113	6,613,225
Travelers	21,113	6,442,421
Visa, Cl A	21,113	6,963,912
		46,343,668
Health Care — 13.2%
Amgen	21,113	7,310,376
Johnson & Johnson	21,113	4,852,823
Merck	21,113	2,305,118
UnitedHealth Group	21,113	7,821,944
		22,290,261
Industrials — 18.5%
3M	21,113	3,093,477
Boeing *	21,113	4,835,510

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Dow 30® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar	21,113	$18,792,893
Honeywell International	21,113	4,525,149
		31,247,029
Information Technology — 17.2%
Apple	21,113	5,729,013
Cisco Systems	21,113	1,931,839
International Business Machines	21,113	4,876,681
Microsoft	21,113	8,609,459
NVIDIA	21,113	4,213,521
Salesforce	21,113	3,727,078
		29,087,591
Materials — 4.0%
Sherwin-Williams	21,113	6,790,152

TOTAL UNITED STATES		170,271,700
TOTAL COMMON STOCK (Cost $128,315,198)		170,271,700
TOTAL INVESTMENTS — 100.7% (Cost $128,315,198)		$170,271,700

WRITTEN OPTIONS — (0.9)%
(Premiums Received $(2,058,099))		$(1,456,475)

Percentages are based on Net Assets of $169,056,820.

A list of exchange-traded option contracts held by the Fund at April 30, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.9)%
Call Options
Dow Jones Industrial Average Index	(3,427)	$(170,157,404)	$500.00	5/15/2026	$(1,456,475)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Dow 30® Covered Call ETF

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $170,231,376.

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$170,271,700	$—	$—	$170,271,700
Total Investments in Securities	$170,271,700	$—	$—	$170,271,700

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,456,475)	$—	$—	$(1,456,475)
Total Other Financial Instruments	$(1,456,475)	$—	$—	$(1,456,475)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 Covered Call & Growth ETF

	Shares	Value
EXCHANGE-TRADED FUND — 100.9%
Domestic Equity — 100.9%
Global X Russell 2000 ETF (A)(B)(C)	73,899	$8,026,170
TOTAL EXCHANGE-TRADED FUND (Cost $5,904,229)		8,026,170
TOTAL INVESTMENTS — 100.9% (Cost $5,904,229)		$8,026,170

WRITTEN OPTIONS — (1.0)%
(Premiums Received $(98,994))		$(80,032)

Percentages are based on Net Assets of $7,955,430.

A list of exchange-traded option contracts held by the Fund at April 30, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.0)%
Call Options
Cboe Mini-Russell 2000 Index	(3)	$(83,997)	$278.00	5/15/2026		$(1,842)
Russell 2000 Index	(14)	(3,919,867)	2,785.00	5/15/2026		(78,190)

Total Written Options		$(4,003,864)				$(80,032)

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $5,135,515.
(B)	For financial information on the Global X Russell 2000 ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 Covered Call & Growth ETF

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$8,026,170	$—	$—	$8,026,170
Total Investments in Securities	$8,026,170	$—	$—	$8,026,170

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(80,032)	$—	$—	$(80,032)
Total Other Financial Instruments	$(80,032)	$—	$—	$(80,032)

The following is a summary of the Fund’s transactions with affiliates for the period ended April 30, 2026:

Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2026	Income	Capital Gains
Global X Russell 2000 ETF
$8,146,793	$486,949	$(1,577,931)	$724,286	$246,073	$8,026,170	$66,035	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
EXCHANGE-TRADED FUND — 52.0%
Domestic Equity — 52.0%
Technology Select Sector SPDR ETF (A)(B)	41,303	$6,587,829
TOTAL EXCHANGE-TRADED FUND (Cost $4,314,428)		6,587,829

COMMON STOCK — 50.7%
NETHERLANDS — 0.3%
Information Technology — 0.3%
NXP Semiconductors	116	34,056

SWITZERLAND — 0.2%
Information Technology — 0.2%
TE Connectivity PLC	136	28,786

UNITED STATES — 50.2%
Information Technology — 50.2%
Accenture PLC, Cl A	290	51,826
Adobe *	193	47,497
Advanced Micro Devices *	777	275,439
Akamai Technologies *	70	7,209
Amphenol, Cl A	599	88,215
Analog Devices	231	92,922
Apple	2,884	782,573
Applied Materials	378	149,117
AppLovin, Cl A *	128	57,133
Arista Networks *	488	84,282
Autodesk *	98	23,226
Broadcom	930	388,210
Cadence Design Systems *	133	43,835
CDW	66	9,036
Ciena *	65	34,293
Cisco Systems	1,881	172,111
Cognizant Technology Solutions, Cl A	213	11,268
Coherent *	86	27,495
Corning	367	60,276
Crowdstrike Holdings, Cl A *	123	54,827
Datadog, Cl A *	164	21,679
Dell Technologies, Cl C	136	28,417

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
EPAM Systems *	31	$3,527
F5 *	31	10,041
Fair Isaac *	11	11,275
First Solar *	55	11,104
Fortinet *	305	25,715
Gartner *	40	5,940
Gen Digital	299	5,768
GoDaddy, Cl A *	69	5,989
Hewlett Packard Enterprise	677	19,477
HP	485	10,117
Intel *	2,229	210,596
International Business Machines	444	102,555
Intuit	131	50,893
Jabil	47	15,862
Keysight Technologies *	79	27,643
KLA	62	108,522
Lam Research	594	153,169
Lumentum Holdings *	33	29,777
Microchip Technology	280	26,015
Micron Technology	537	277,715
Microsoft	1,458	594,543
Monolithic Power Systems	22	35,517
Motorola Solutions	81	35,561
NetApp	101	11,188
NVIDIA	4,775	952,947
ON Semiconductor *	173	17,440
Oracle	806	130,080
Palantir Technologies, Cl A *	1,088	151,352
Palo Alto Networks *	392	70,293
PTC *	62	8,451
Qnity Electronics	97	13,644
QUALCOMM	504	90,508
Roper Technologies	48	17,031
Salesforce	444	78,379
Sandisk *	72	78,949
Seagate Technology Holdings PLC	102	68,711
ServiceNow *	509	44,950
Skyworks Solutions	76	5,333
Super Micro Computer *	255	6,987

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Synopsys *	91	$43,917
Teledyne Technologies *	24	15,500
Teradyne	79	27,134
Texas Instruments	430	120,864
Trimble *	122	8,213
Tyler Technologies *	22	7,505
VeriSign	42	11,284
Western Digital	166	72,130
Workday, Cl A *	109	13,342
Zebra Technologies, Cl A *	26	5,883

TOTAL UNITED STATES		6,360,222
TOTAL COMMON STOCK (Cost $4,447,383)		6,423,064
TOTAL INVESTMENTS — 102.7% (Cost $8,761,811)		$13,010,893

WRITTEN OPTIONS — (2.8)%
(Premiums Received $(164,633))		$(349,638)

Percentages are based on Net Assets of $12,672,303.

A list of exchange-traded option contracts held by the Fund at April 30, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.8)%
Call Options
The Technology Select Sector SPDR® Fund	(406)	$(6,475,700)	$152.00	5/15/2026	$(349,638)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $6,475,700.
(B)	For financial information on the Technology Select Sector SPDR Fund, please go to the Fund’s website at https://www.ssga.com/us/en/intermediary.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$6,587,829	$—	$—	$6,587,829
Common Stock	6,423,064	—	—	6,423,064
Total Investments in Securities	$13,010,893	$—	$—	$13,010,893

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(349,638)	$—	$(349,638)
Total Other Financial Instruments	$—	$(349,638)	$—	$(349,638)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Dow 30® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 100.2%
UNITED STATES — 100.2%
Communication Services — 1.9%
Verizon Communications	732	$35,158
Walt Disney (A)	732	75,945
		111,103
Consumer Discretionary — 11.6%
Amazon.com *(A)	732	194,024
Home Depot (A)	732	240,682
McDonald’s (A)	732	214,908
NIKE, Cl B	732	32,471
		682,085
Consumer Staples — 4.4%
Coca-Cola (A)	732	57,652
Procter & Gamble	732	107,670
Walmart	732	96,573
		261,895
Energy — 2.4%
Chevron (A)	732	141,503
Financials — 27.3%
American Express (A)	732	236,473
Goldman Sachs Group (A)	732	676,200
JPMorgan Chase (A)	732	229,284
Travelers (A)	732	223,362
Visa, Cl A (A)	732	241,443
		1,606,762
Health Care — 13.1%
Amgen (A)	732	253,455
Johnson & Johnson	732	168,250
Merck	732	79,920
UnitedHealth Group (A)	732	271,191
		772,816
Industrials — 18.4%
3M	732	107,253
Boeing *(A)	732	167,650

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Dow 30® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar (A)	732	$651,560
Honeywell International (A)	732	156,890
		1,083,353
Information Technology — 17.1%
Apple (A)	732	198,628
Cisco Systems (A)	732	66,978
International Business Machines (A)	732	169,078
Microsoft (A)	732	298,495
NVIDIA	732	146,085
Salesforce (A)	732	129,220
		1,008,484
Materials — 4.0%
Sherwin-Williams (A)	732	235,418

TOTAL UNITED STATES		5,903,419
TOTAL COMMON STOCK (Cost $5,070,669)		5,903,419
TOTAL INVESTMENTS — 100.2% (Cost $5,070,669)		$5,903,419

WRITTEN OPTIONS — (0.4)%
(Premiums Received $(35,653))		$(25,075)

Percentages are based on Net Assets of $5,888,949.

A list of exchange-traded option contracts held by the Fund at April 30, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.4)%
Call Options
Dow Jones Industrial Average Index	(59)	$(2,929,468)	$500.00	5/15/2026	$(25,075)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $3,084,966.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Dow 30® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,903,419	$—	$—	$5,903,419
Total Investments in Securities	$5,903,419	$—	$—	$5,903,419

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(25,075)	$—	$—	$(25,075)
Total Other Financial Instruments	$(25,075)	$—	$—	$(25,075)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MLP & Energy Infrastructure Covered Call ETF

	Shares	Value
EXCHANGE-TRADED FUND — 105.5%
Domestic Equity — 105.5%
Global X MLP & Energy Infrastructure ETF (A)(B)(C)	401,089	$30,434,633
TOTAL EXCHANGE-TRADED FUND (Cost $26,266,363)		30,434,633
TOTAL INVESTMENTS — 105.5% (Cost $26,266,363)		$30,434,633

WRITTEN OPTIONS — (5.6)%
(Premiums Received $(457,026))		$(1,619,756)

Percentages are based on Net Assets of $28,854,491.

A list of exchange-traded option contracts held by the Fund at April 30, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (5.6)%
Call Options
Global X MLP & Energy Infrastructure ETF	(4,009)	$(30,420,292)	$71.00	5/15/2026	$(1,619,756)

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $30,973,230.
(B)	For financial information on the Global X MLP & Energy Infrastructure ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MLP & Energy Infrastructure Covered Call ETF

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$30,434,633	$—	$—	$30,434,633
Total Investments in Securities	$30,434,633	$—	$—	$30,434,633

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(1,619,756)	$—	$(1,619,756)
Total Other Financial Instruments	$—	$(1,619,756)	$—	$(1,619,756)

The following is a summary of the Fund’s transactions with affiliates for the period ended April 30, 2026:

Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2026	Income	Capital Gains
Global X MLP & Energy Infrastructure ETF
$11,145,491	$22,762,175	$(8,767,680)	$4,821,873	$472,774	$30,434,633	$63,032	$112,980

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Glossary (abbreviations used in preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	Global X S&P 500® Covered Call ETF	Global X NASDAQ 100® Covered Call ETF	Global X Russell 2000 Covered Call ETF	Global X Nasdaq 100® Covered Call & Growth ETF
Assets:
Cost of Investments	$1,872,269,225	$4,512,266,281	$—	$89,472,951
Cost of Affiliated Investments	3,178,873	—	982,533,359	—
Cost (Proceeds) of Foreign Currency	—	—	5,089	—
Investments, at Value	$3,160,293,109	$8,629,147,922	$26,263	$143,527,940
Affiliated Investments, at Value	3,463,240	—	1,345,138,434	—
Cash	2,006,586	13,930,708	1,170,456	249,940
Foreign Currency, at Value	—	—	5,208	—
Dividend, Interest, and Securities Lending Income Receivable	1,341,331	220,202	9	3,745
Reclaim Receivable	11,500	37,187	141	395
Receivable for Capital Shares Sold	—	15,295,188	—	—
Receivable for Investment Securities Sold	—	1,386,468	—	292,140
Total Assets	3,167,115,766	8,660,017,675	1,346,340,511	144,074,160
Liabilities:
Options Written at Value (Premiums received $54,299,791, $182,580,833, $33,130,882 and$1,512,982, respectively)	59,472,800	294,392,175	26,752,150	2,441,530
Payable due to Investment Adviser	1,516,082	4,055,682	549,555	39,256
Payable for Investment Securities Purchased	—	15,426,191	—	—
Payable for Capital Shares Redeemed	—	899,717	—	286,047
Total Liabilities	60,988,882	314,773,765	27,301,705	2,766,833
Net Assets	$3,106,126,884	$8,345,243,910	$1,319,038,806	$141,307,327
Net Assets Consist of:
Paid-in Capital	$3,075,917,356	$8,086,657,232	$1,366,841,752	$135,879,804
Total Distributable Earnings (Accumulated Losses)	30,209,528	258,586,678	(47,802,946)	5,427,523
Net Assets	$3,106,126,884	$8,345,243,910	$1,319,038,806	$141,307,327
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	77,110,000	463,770,000	85,510,000	4,940,000
Net Asset Value, Offering and Redemption Price Per Share	$40.28	$17.99	$15.43	$28.60

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	Global X S&P 500® Covered Call & Growth ETF	Global X NASDAQ 100® Risk Managed Income ETF	Global X S&P 500® Risk Managed Income ETF	Global X Dow 30® Covered Call ETF
Assets:
Cost of Investments	$49,600,428	$10,226,427	$32,825,422	$128,315,198
Investments, at Value	$64,335,605	$16,822,667	$49,772,569	$170,271,700
Cash	44,327	17,324	43,888	231,821
Receivable for Investment Securities Sold	280,321	—	—	—
Dividend, Interest, and Securities Lending Income Receivable	26,926	433	21,271	92,399
Reclaim Receivable	230	51	185	—
Total Assets	64,687,409	16,840,475	49,837,913	170,595,920
Liabilities:
Options Written at Value (Premiums received $558,465, $358,600, $857,352 and $2,058,099, respectively)	612,000	573,990	934,950	1,456,475
Payable for Capital Shares Redeemed	280,953	—	—	—
Payable due to Investment Adviser	18,049	7,936	23,960	82,625
Total Liabilities	911,002	581,926	958,910	1,539,100
Net Assets	$63,776,407	$16,258,549	$48,879,003	$169,056,820
Net Assets Consist of:
Paid-in Capital	$61,776,935	$16,908,996	$50,416,367	$169,832,041
Total Distributable Earnings (Accumulated Losses)	1,999,472	(650,447)	(1,537,364)	(775,221)
Net Assets	$63,776,407	$16,258,549	$48,879,003	$169,056,820
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,270,000	1,050,000	2,840,000	7,840,000
Net Asset Value, Offering and Redemption Price Per Share	$28.10	$15.48	$17.21	$21.56

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	Global X Russell 2000 Covered Call & Growth ETF	Global X Information Technology Covered Call & Growth ETF	Global X Dow 30® Covered Call & Growth ETF	Global X MLP & Energy Infrastructure Covered Call ETF
Assets:
Cost of Investments	$—	$8,761,811	$5,070,669	$—
Cost of Affiliated Investments	5,904,229	—	—	26,266,363
Investments, at Value	$—	$13,010,893	$5,903,419	$—
Affiliated Investments, at Value	8,026,170	—	—	30,434,633
Cash	11,022	16,031	9,113	44,269
Receivable for Investment Securities Sold	—	—	—	538,596
Dividend, Interest, and Securities Lending Income Receivable	—	464	3,150	—
Reclaim Receivable	—	94	—	—
Total Assets	8,037,192	13,027,482	5,915,682	31,017,498
Liabilities:
Options Written at Value (Premiums received $98,994, $164,633, $35,653 and $457,026, respectively)	80,032	349,638	25,075	1,619,756
Payable due to Investment Adviser	1,721	5,541	1,658	3,437
Payable for Investment Securities Purchased	—	—	—	29,073
Payable for Capital Shares Redeemed	—	—	—	510,741
Custodian Fees Payable	9	—	—	—
Total Liabilities	81,762	355,179	26,733	2,163,007
Net Assets	$7,955,430	$12,672,303	$5,888,949	$28,854,491
Net Assets Consist of:
Paid-in Capital	$7,567,208	$10,706,247	$5,770,171	$28,694,043
Total Distributable Earnings	388,222	1,966,056	118,778	160,448
Net Assets	$7,955,430	$12,672,303	$5,888,949	$28,854,491
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	340,000	330,000	220,000	1,130,000
Net Asset Value, Offering and Redemption Price Per Share	$23.40	$38.40	$26.77	$25.53

The accompanying notes are an integral part of the financial statements.

Statements of Operations

April 30, 2026 (Unaudited)

	Global X S&P 500® Covered Call ETF	Global X NASDAQ 100® Covered Call ETF	Global X Russell 2000 Covered Call ETF	Global X Nasdaq 100® Covered Call & Growth ETF
Investment Income:
Dividend Income	$18,204,475	$27,073,708	$—	$435,084
Dividend Income, from Affiliated Investments	13,807	—	10,591,851	—
Interest Income	154,885	428,218	64,582	15,172
Less: Foreign Taxes Withheld	(4,207)	(99,574)	—	(1,623)
Total Investment Income	18,368,960	27,402,352	10,656,433	448,633
Expenses:
Supervision and Administration Fees(1)	9,215,869	24,316,725	3,818,555	232,081
Custodian Fees(2)	—	16,948	1,608	—
Total Expenses	9,215,869	24,333,673	3,820,163	232,081
Net Investment Income	9,153,091	3,068,679	6,836,270	216,552
Net Realized Gain (Loss) on:
Investments(3)	100,515,881	651,655,840	5,552	3,925,234
Affiliated Investments	—	—	31,535,196 (3)	—
Written Options	(26,139,345)	122,400,323	(98,101,282)	1,109,763
Futures Contracts	—	—	452,913	—
Payment from Adviser(4)	325	—	524,871	—
Net Realized Gain (Loss)	74,376,861	774,056,163	(65,582,750)	5,034,997
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	75,078,648	(118,459,002)	2,434	4,741,666
Affiliated Investments	167,276	—	133,820,702	—
Written Options	37,943,695	92,221,985	3,094,943	546,594
Foreign Currency Translations	—	—	149	—
Net Change in Unrealized Appreciation (Depreciation)	113,189,619	(26,237,017)	136,918,228	5,288,260
Net Realized and Unrealized Gain (Loss)	187,566,480	747,819,146	71,335,478	10,323,257
Net Increase in Net Assets Resulting from Operations	$196,719,571	$750,887,825	$78,171,748	$10,539,809

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)
(4)	See Note 3 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

April 30, 2026 (Unaudited)

	Global X S&P 500® Covered Call & Growth ETF	Global X NASDAQ 100® Risk Managed Income ETF	Global X S&P 500® Risk Managed Income ETF	Global X Dow 30® Covered Call ETF
Investment Income:
Dividend Income	$366,487	$54,519	$258,701	$1,312,713
Interest Income	5,616	857	2,225	—
Less: Foreign Taxes Withheld	(83)	(202)	(66)	—
Total Investment Income	372,020	55,174	260,860	1,312,713
Expenses:
Supervision and Administration Fees(1)	108,806	48,735	132,191	468,514
Custodian Fees(2)	38	6	74	36
Total Expenses	108,844	48,741	132,265	468,550
Net Investment Income	263,176	6,433	128,595	844,163
Net Realized Gain (Loss) on:
Investments(3)	2,919,729	1,663,140	1,641,768	163,745
Purchased Options	—	(999,910)	(1,813,140)	—
Written Options	(212,066)	(46,092)	(685,380)	(4,994,308)
Net Realized Gain (Loss)	2,707,663	617,138	(856,752)	(4,830,563)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	617,422	(618,701)	1,211,266	7,171,991
Purchased Options	—	111,744	205,402	—
Written Options	326,823	216,679	532,734	2,912,078
Net Change in Unrealized Appreciation (Depreciation)	944,245	(290,278)	1,949,402	10,084,069
Net Realized and Unrealized Gain (Loss)	3,651,908	326,860	1,092,650	5,253,506
Net Increase in Net Assets Resulting from Operations	$3,915,084	$333,293	$1,221,245	$6,097,669

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)
(3)	See Note 2 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

April 30, 2026 (Unaudited)

	Global X Russell 2000 Covered Call & Growth ETF	Global X Information Technology Covered Call & Growth ETF	Global X Dow 30® Covered Call & Growth ETF	Global X MLP & Energy Infrastructure Covered Call ETF
Investment Income:
Dividend Income	$—	$33,023	$43,864	$—
Dividend Income, from Affiliated Investments	66,035	—	—	63,032
Interest Income	542	557	347	799
Less: Foreign Taxes Withheld	—	(36)	—	—
Total Investment Income	66,577	33,544	44,211	63,831
Expenses:
Supervision and Administration Fees(1)	13,871	33,891	9,395	54,461
Custodian Fees(2)	1	—	15	169
Total Expenses	13,872	33,891	9,410	54,630
Waiver of Supervision and Administration Fees	—	(2,396)	—	—
Net Expenses	13,872	31,495	9,410	54,630
Net Investment Income	52,705	2,049	34,801	9,201
Net Realized Gain (Loss) on:
Investments(3)	—	17,050	(43,745)	—
Affiliated Investments	246,073	—	—	359,794
Purchased Options	(626,531)	—	—	—
Written Options	313,266	162,517	(85,910)	(2,284,489)
Capital Gain Distribution from Affiliated Investments	—	—	—	112,980
Payment from Adviser(4)	3,219	—	—	42,099
Net Realized Gain (Loss)	(63,973)	179,567	(129,655)	(1,769,616)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	809,870	290,559	—
Affiliated Investments	724,286	—	—	4,821,873
Written Options	8,610	(30,389)	45,555	(1,216,567)
Net Change in Unrealized Appreciation (Depreciation)	732,896	779,481	336,114	3,605,306
Net Realized and Unrealized Gain (Loss)	668,923	959,048	206,459	1,835,690
Net Increase in Net Assets Resulting from Operations	$721,628	$961,097	$241,260	$1,844,891

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)
(4)	See Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Covered Call ETF		Global X NASDAQ 100® Covered Call ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$9,153,091	$21,938,898	$3,068,679	$14,457,623
Net Realized Gain (Loss)	74,376,861	(17,892,403)	774,056,163	(70,105,161)
Net Change in Unrealized Appreciation (Depreciation)	113,189,619	287,957,124	(26,237,017)	835,598,802
Net Increase in Net Assets Resulting from Operations	196,719,571	292,003,619	750,887,825	779,951,264
Distributions:	(166,515,422)	(375,873,794)	(492,301,154)	(936,279,801)
Return of Capital:	—	(9,611,596)	—	(131,971,829)
Capital Share Transactions:
Issued	243,783,827	869,780,373	984,337,712	1,579,472,532
Redeemed	(224,750,040)	(497,708,109)	(996,376,628)	(1,303,416,931)
Increase (Decrease) in Net Assets from Capital Share Transactions	19,033,787	372,072,264	(12,038,916)	276,055,601
Total Increase (Decrease) in Net Assets	49,237,936	278,590,493	246,547,755	(12,244,765)
Net Assets:
Beginning of Year/Period	3,056,888,948	2,778,298,455	8,098,696,155	8,110,940,920
End of Year/Period	$3,106,126,884	$3,056,888,948	$8,345,243,910	$8,098,696,155
Share Transactions:
Issued	6,030,000	21,420,000	56,030,000	90,530,000
Redeemed	(5,580,000)	(12,720,000)	(56,790,000)	(77,570,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	450,000	8,700,000	(760,000)	12,960,000

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Russell 2000 Covered Call ETF		Global X Nasdaq 100® Covered Call & Growth ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$6,836,270	$12,774,931	$216,552	$440,568
Net Realized Gain (Loss)	(65,582,750)	(6,616,766)	5,034,997	785,373
Net Change in Unrealized Appreciation (Depreciation)	136,918,228	93,458,906	5,288,260	18,879,814
Net Increase in Net Assets Resulting from Operations	78,171,748	99,617,071	10,539,809	20,105,755
Distributions:	(77,418,553)	(14,289,808)	(18,362,711)	(24,445,611)
Return of Capital:	—	(148,158,827)	—	—
Capital Share Transactions:
Issued	127,346,195	120,919,049	34,839,086	33,926,794
Redeemed	(63,566,699)	(213,229,734)	(9,098,898)	(10,468,057)
Increase (Decrease) in Net Assets from Capital Share Transactions	63,779,496	(92,310,685)	25,740,188	23,458,737
Total Increase (Decrease) in Net Assets	64,532,691	(155,142,249)	17,917,286	19,118,881
Net Assets:
Beginning of Year/Period	1,254,506,115	1,409,648,364	123,390,041	104,271,160
End of Year/Period	$1,319,038,806	$1,254,506,115	$141,307,327	$123,390,041
Share Transactions:
Issued	8,310,000	7,690,000	1,210,000	1,190,000
Redeemed	(4,130,000)	(14,280,000)	(340,000)	(390,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	4,180,000	(6,590,000)	870,000	800,000

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Covered Call & Growth ETF		Global X NASDAQ 100® Risk Managed Income ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$263,176	$544,104	$6,433	$30,388
Net Realized Gain (Loss)	2,707,663	5,208,961	617,138	(1,113,818)
Net Change in Unrealized Appreciation (Depreciation)	944,245	2,055,889	(290,278)	2,246,646
Net Increase in Net Assets Resulting from Operations	3,915,084	7,808,954	333,293	1,163,216
Distributions:	(6,796,057)	(13,163,102)	(983,743)	(654,724)
Return of Capital:	—	—	—	(1,539,180)
Capital Share Transactions:
Issued	20,628,418	23,958,170	2,192,797	3,933,535
Redeemed	(8,847,446)	(23,022,657)	(2,515,158)	(3,063,610)
Increase (Decrease) in Net Assets from Capital Share Transactions	11,780,972	935,513	(322,361)	869,925
Total Increase (Decrease) in Net Assets	8,899,999	(4,418,635)	(972,811)	(160,763)
Net Assets:
Beginning of Year/Period	54,876,408	59,295,043	17,231,360	17,392,123
End of Year/Period	$63,776,407	$54,876,408	$16,258,549	$17,231,360
Share Transactions:
Issued	720,000	850,000	140,000	230,000
Redeemed	(320,000)	(850,000)	(160,000)	(190,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	400,000	—	(20,000)	40,000

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Risk Managed Income ETF		Global X Dow 30® Covered Call ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$128,595	$319,252	$844,163	$1,384,837
Net Realized Gain (Loss)	(856,752)	(2,952,123)	(4,830,563)	(600,090)
Net Change in Unrealized Appreciation (Depreciation)	1,949,402	5,387,697	10,084,069	12,540,063
Net Increase in Net Assets Resulting from Operations	1,221,245	2,754,826	6,097,669	13,324,810
Distributions:	(2,758,610)	(2,754,825)	(10,224,931)	(14,518,457)
Return of Capital:	—	(2,675,570)	—	—
Capital Share Transactions:
Issued	9,966,250	9,662,344	43,749,809	53,828,678
Redeemed	(2,977,078)	(3,005,630)	(4,169,119)	(9,746,859)
Increase in Net Assets from Capital Share Transactions	6,989,172	6,656,714	39,580,690	44,081,819
Total Increase in Net Assets	5,451,807	3,981,145	35,453,428	42,888,172
Net Assets:
Beginning of Year/Period	43,427,196	39,446,051	133,603,392	90,715,220
End of Year/Period	$48,879,003	$43,427,196	$169,056,820	$133,603,392
Share Transactions:
Issued	570,000	510,000	1,970,000	2,430,000
Redeemed	(170,000)	(170,000)	(190,000)	(450,000)
Net Increase in Shares Outstanding from Share Transactions	400,000	340,000	1,780,000	1,980,000

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Russell 2000 Covered Call & Growth ETF		Global X Information Technology Covered Call & Growth ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$52,705	$89,992	$2,049	$14,618
Net Realized Gain (Loss)	(63,973)	(192,042)	179,567	(176,546)
Net Change in Unrealized Appreciation (Depreciation)	732,896	857,486	779,481	2,448,221
Net Increase in Net Assets Resulting from Operations	721,628	755,436	961,097	2,286,293
Distributions:	(574,915)	(1,485,255)	(528,915)	(695,323)
Return of Capital:	—	—	—	(152,513)
Capital Share Transactions:
Issued	229,997	3,542,028	1,069,617	2,344,622
Redeemed	(458,115)	(1,188,719)	—	(1,026,890)
Increase (Decrease) in Net Assets from Capital Share Transactions	(228,118)	2,353,309	1,069,617	1,317,732
Total Increase (Decrease) in Net Assets	(81,405)	1,623,490	1,501,799	2,756,189
Net Assets:
Beginning of Year/Period	8,036,835	6,413,345	11,170,504	8,414,315
End of Year/Period	$7,955,430	$8,036,835	$12,672,303	$11,170,504
Share Transactions:
Issued	10,000	160,000	30,000	70,000
Redeemed	(20,000)	(60,000)	—	(30,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(10,000)	100,000	30,000	40,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Dow 30® Covered Call & Growth ETF		Global X MLP & Energy Infrastructure Covered Call ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$34,801	$32,688	$9,201	$375,721
Net Realized Gain (Loss)	(129,655)	160,290	(1,769,616)	1,341,461
Net Change in Unrealized Appreciation (Depreciation)	336,114	205,655	3,605,306	(965,806)
Net Increase in Net Assets Resulting from Operations	241,260	398,633	1,844,891	751,376
Distributions:	(420,670)	(339,585)	(1,386,283)	(1,194,015)
Capital Share Transactions:
Issued	1,942,124	2,609,108	20,909,310	21,514,278
Redeemed	—	(526,840)	(3,540,622)	(12,594,900)
Increase in Net Assets from Capital Share Transactions	1,942,124	2,082,268	17,368,688	8,919,378
Total Increase in Net Assets	1,762,714	2,141,316	17,827,296	8,476,739
Net Assets:
Beginning of Year/Period	4,126,235	1,984,919	11,027,195	2,550,456
End of Year/Period	$5,888,949	$4,126,235	$28,854,491	$11,027,195
Share Transactions:
Issued	70,000	100,000	820,000	850,000
Redeemed	—	(20,000)	(140,000)	(500,000)
Net Increase in Shares Outstanding from Share Transactions	70,000	80,000	680,000	350,000

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Covered Call ETF
2026 (Unaudited)§	39.88	0.12	2.45	2.57	(2.17)	—	—
2025	40.88	0.29	3.82	4.11	(3.80)	(1.19)	(0.12)
2024	38.18	0.36	6.17	6.53	(3.83)	—	—
2023	40.00	0.43	2.13	2.56	(0.14)	—	(4.24)
2022	50.37	0.45	(5.50)	(5.05)	(1.05)	(0.11)	(4.16)
2021	42.45	0.39	12.14	12.53	(4.61)	—	—
Global X NASDAQ 100® Covered Call ETF
2026 (Unaudited)§	17.43	0.01	1.61	1.62	(1.06)	—	—
2025	17.96	0.03	1.65	1.68	(1.60)	(0.34)	(0.27)
2024	16.60	0.06	3.39	3.45	(2.09)	—	—
2023	16.15	0.05	2.44	2.49	—	—	(2.04)
2022	22.82	0.05	(4.13)	(4.08)	(0.24)	(0.50)	(1.85)
2021	20.65	0.02	4.73	4.75	(2.58)	—	—
Global X Russell 2000 Covered Call ETF
2026 (Unaudited)§	15.42	0.08	0.86	0.94	(0.93)	—	—
2025	16.03	0.15	1.10	1.25	(0.16)	—	(1.70)
2024	16.10	0.12	1.78	1.90	(0.14)	—	(1.83)
2023	19.55	0.19	(1.47)	(1.28)	(0.03)	—	(2.14)
2022	25.18	0.19	(3.10)	(2.91)	(0.44)	(0.31)	(1.97)
2021	20.45	0.13	7.50	7.63	(2.90)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2026.
(1)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(3)	The ratio of expenses to average net assets includes the effect of a waiver due to acquired fund fees and expenses associated with investments in unaffiliated underlying funds. The ratio of expenses to average net assets does not include acquired fund fees and expenses of the underlying investments, if applicable. If these offsets were excluded, the ratio would have been 0.60% for the years ending on October 31, 2023, 2022, and 2021, respectively. The Supervision and Administration Agreement for the Funds provides that the Adviser bears the costs for acquired fund fees and expenses generated by investments in affiliated investment companies. These amounts are included under Payment from Adviser in the Schedule of Operations. See Note 3 in the Notes to the Financial Statements.
(4)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio of expenses to average net assets would have been 0.54%.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(2.17)	40.28	6.61	3,106,127	0.60	†(1)	0.60	†(2)	4.94
(5.11)	39.88	10.72	3,056,889	0.60	(1)	0.72	(2)	9.05
(3.83)	40.88	17.72	2,778,298	0.60		0.88		3.83
(4.38)	38.18	6.45	2,805,206	0.60		1.07		7.90
(5.32)	40.00	(10.72)	1,934,545	0.60		1.00		15.60
(4.61)	50.37	30.67	669,855	0.60		0.80		4.84

(1.06)	17.99	9.62	8,345,244	0.60	†	0.08	†	17.27
(2.21)	17.43	10.25	8,098,696	0.60		0.17		24.46
(2.09)	17.96	21.73	8,110,941	0.60		0.34		21.54
(2.04)	16.60	15.91	7,521,213	0.61		0.31		38.93
(2.59)	16.15	(19.18)	6,397,648	0.60		0.25		31.11
(2.58)	22.82	23.89	5,036,215	0.60		0.11		19.99

(0.93)	15.43	6.28	1,319,039	0.60	†(1)	1.07	†(2)	7.12
(1.86)	15.42	8.53	1,254,506	0.57	(1)(3)	0.95	(2)	11.22
(1.97)	16.03	12.30	1,409,648	0.56	(1)(3)	0.76	(2)	105.44
(2.17)	16.10	(7.18)	1,406,038	0.57	(1)(3)	1.04	(2)	19.24
(2.72)	19.55	(12.18)	1,342,241	0.55	(1)(3)(4)	0.86	(2)	186.48
(2.90)	25.18	38.82	554,446	0.50	(1)(3)	0.53	(2)	8.94

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Nasdaq 100® Covered Call & Growth ETF
2026 (Unaudited)§	30.32	0.05	2.09	2.14	(1.08)	(2.78)	—
2025	31.89	0.12	5.46	5.58	(1.85)	(5.30)	—
2024	26.07	0.14	7.58	7.72	(1.90)	—	—
2023	22.80	0.07	4.73	4.80	—	—	(1.53)
2022	33.09	0.06	(7.29)	(7.23)	(0.20)	(1.60)	(1.26)
2021	26.27	0.02	8.56	8.58	(1.76)	—	—
Global X S&P 500® Covered Call & Growth ETF
2026 (Unaudited)§	29.35	0.12	1.62	1.74	(0.85)	(2.14)	—
2025	31.71	0.28	4.11	4.39	(1.50)	(5.25)	—
2024	26.07	0.30	6.75	7.05	(1.41)	—	—
2023	25.47	0.28	1.75	2.03	(0.19)	—	(1.24)
2022	31.83	0.27	(4.03)	(3.76)	(0.42)	(1.10)	(1.08)
2021	24.69	0.22	8.29	8.51	(1.37)	—	—
Global X NASDAQ 100® Risk Managed Income ETF
2026 (Unaudited)§	16.10	0.01	0.32	0.33	(0.95)	—	—
2025	16.89	0.03	1.17	1.20	(0.59)	—	(1.40)
2024	16.64	0.05	2.25	2.30	(0.05)	—	(2.00)
2023	18.17	0.05	0.58	0.63	—	—	(2.16)
2022	24.12	0.04	(4.04)	(4.00)	(0.25)	—	(1.70)
2021(3)	24.60	(0.01)	(0.16)	(0.17)	(0.00)	—	(0.31)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2026.
(1)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio of expenses to average net assets would have been 0.60%.
(2)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio of expenses to average net assets would have been 0.60% and 0.61% for the years ending on October 31, 2023 and 2022, respectively.
(3)	The Fund commenced operations on August 25, 2021.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(3.86)	28.60	7.95	141,307	0.35	†	0.33	†	12.33
(7.15)	30.32	20.64	123,390	0.35		0.42		14.80
(1.90)	31.89	30.15	104,271	0.46		0.46		14.82
(1.53)	26.07	21.43	102,179	0.60		0.27		28.03
(3.06)	22.80	(23.57)	61,105	0.61	(1)	0.23		18.12
(1.76)	33.09	33.42	44,671	0.60		0.06		11.21

(2.99)	28.10	6.37	63,776	0.35	†	0.85	†	2.66
(6.75)	29.35	16.08	54,876	0.35		0.97		5.37
(1.41)	31.71	27.47	59,295	0.46		1.00		3.25
(1.43)	26.07	8.01	61,006	0.60		1.05		5.25
(2.60)	25.47	(12.63)	41,511	0.61	(1)	0.94		9.36
(1.37)	31.83	35.18	35,018	0.60		0.74		12.17

(0.95)	15.48	2.13	16,259	0.60	†	0.08	†	9.70
(1.99)	16.10	7.57	17,231	0.60		0.17		18.43
(2.05)	16.89	14.48	17,392	0.60		0.31		8.02
(2.16)	16.64	3.42	11,813	0.61	(2)	0.30		22.73
(1.95)	18.17	(17.24)	10,720	0.62	(2)	0.19		27.40
(0.31)	24.12	(0.69)	4,341	0.60	†	(0.15	)†	2.16

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Risk Managed Income ETF
2026 (Unaudited)§	17.80	0.05	0.44	0.49	(1.08)	—	—
2025	18.78	0.13	1.12	1.25	(1.13)	—	(1.10)
2024	18.56	0.16	2.34	2.50	(0.34)	—	(1.94)
2023	21.05	0.22	(0.29)	(0.07)	(0.03)	—	(2.39)
2022	26.83	0.23	(3.38)	(3.15)	(0.52)	(0.07)	(2.04)
2021(2)	26.77	0.03	0.39	0.42	(0.36)	—	—
Global X Dow 30® Covered Call ETF
2026 (Unaudited)§	22.05	0.12	0.82	0.94	(0.96)	(0.47)	—
2025	22.23	0.25	2.36	2.61	(1.70)	(1.09)	—
2024	20.89	0.31	2.54	2.85	(1.51)	—	—
2023	21.89	0.34	0.38	0.72	(0.18)	—	(1.54)
2022(3)	24.13	0.22	(0.86)	(0.64)	(0.64)	—	(0.96)
Global X Russell 2000 Covered Call & Growth ETF
2026 (Unaudited)§	22.96	0.15	1.91	2.06	(0.95)	(0.67)	—
2025	25.65	0.28	2.20	2.48	(1.57)	(3.60)	—
2024	22.38	0.30	4.78	5.08	(1.81)	—	—
2023	26.58	0.28	(2.31)	(2.03)	(0.17)	(0.82)	(1.18)
2022(8)	25.90	(0.01)	0.82	0.81	(0.13)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2026.
(1)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio of expenses to average net assets would have been 0.61%.
(2)	The Fund commenced operations on August 25, 2021.
(3)	The Fund commenced operations on February 23, 2022.
(4)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio of expenses to average net assets would have been 0.60%.
(5)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(6)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(7)	The ratio of expenses to average net assets includes the effect of a waiver due to acquired fund fees and expenses associated with investments in unaffiliated underlying funds. The ratio of expenses to average net assets does not include acquired fund fees and expenses of the underlying investments, if applicable. If these offsets were excluded, the ratio would have been 0.60% for the years ending on October 31, 2023 and 2022, respectively. The Supervision and Administration Agreement for the Funds provides that the Adviser bears the costs for acquired fund fees and expenses generated by investments in affiliated investment companies.
These amounts are included under Payment from Adviser in the Schedule of Operations. See Note 3 in the Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(1.08)	17.21	2.82	48,879	0.60	†	0.58	†	3.41
(2.23)	17.80	7.06	43,427	0.60		0.72		9.81
(2.28)	18.78	14.10	39,446	0.60		0.87		3.08
(2.42)	18.56	(0.61)	27,098	0.60		1.08		4.85
(2.63)	21.05	(12.39)	24,634	0.63	(1)	0.97		21.62
(0.36)	26.83	1.60	5,902	0.60	†	0.57	†	7.08

(1.43)	21.56	4.34	169,057	0.60	†	1.08	†	3.39
(2.79)	22.05	12.45	133,603	0.60		1.12		13.50
(1.51)	22.23	13.86	90,715	0.60		1.37		6.14
(1.72)	20.89	3.30	78,947	0.60		1.55		6.67
(1.60)	21.89	(2.77)	52,985	0.61	†(4)	1.42	†	8.82

(1.62)	23.40	9.47	7,955	0.35	†(5)	1.33	†(6)	3.08
(5.17)	22.96	11.44	8,037	0.35	(5)	1.24	(6)	5.24
(1.81)	25.65	23.12	6,413	0.38	(5)(7)	1.19	(6)	96.85
(2.17)	22.38	(8.16)	8,279	0.50	(5)(7)	1.11	(6)	5.48
(0.13)	26.58	3.14	2,658	0.50	†(5)(7)	(0.50	)†(6)	0.00

(8)	The Fund commenced operations on October 4, 2022.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Information Technology Covered Call & Growth ETF
2026 (Unaudited)§	37.24	0.01	2.81	2.82	(1.66)	—	—
2025	32.36	0.05	7.52	7.57	(2.21)	—	(0.48)
2024	28.86	0.06	7.62	7.68	(3.02)	(0.95)	(0.21)
2023(4)	24.74	0.11	5.55	5.66	(1.54)	—	—
Global X Dow 30® Covered Call & Growth ETF
2026 (Unaudited)§	27.51	0.17	1.12	1.29	(0.61)	(1.42)	—
2025	28.36	0.36	3.23	3.59	(1.02)	(3.42)	—
2024	24.20	0.40	4.67	5.07	(0.91)	—	—
2023(5)	25.81	0.10	(1.48)	(1.38)	(0.09)	—	(0.14)
Global X MLP & Energy Infrastructure Covered Call ETF
2026 (Unaudited)§	24.50	0.01	2.95	2.96	(1.35)	(0.58)	—
2025	25.50	0.92	1.00	1.92	(2.92)	—	—
2024(6)	24.95	0.24	1.50	1.74	(1.14)	—	(0.05)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2026.
(1)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(3)	The ratio of expenses to average net assets includes the effect of a waiver due to acquired fund fees and expenses. The ratio of expenses to average net assets does not include acquired fund fees and expenses of the underlying investments, if applicable. If these offsets were excluded, the ratio would have been 0.60% for the years ended on October 31, 2023, 2024 and 2025, respectively.
(4)	The Fund commenced operations on November 21, 2022.
(5)	The Fund commenced operations on July 25, 2023.
(6)	The Fund commenced operations on May 7, 2024.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(1.66)	38.40	8.02	12,672	0.56	†(1)	0.04	†(2)	4.30
(2.69)	37.24	24.83	11,171	0.56	(1)(3)	0.14	(2)	4.30
(4.18)	32.36	27.98	8,414	0.55	(1)(3)	0.20	(2)	22.38
(1.54)	28.86	23.27	3,463	0.55	†(1)(3)	0.42	†(2)	13.93

(2.03)	26.77	4.85	5,889	0.35	†	1.30	†	1.97
(4.44)	27.51	14.07	4,126	0.35		1.35		11.74
(0.91)	28.36	21.13	1,985	0.48		1.49		6.08
(0.23)	24.20	(5.35)	2,421	0.60	†	1.43	†	0.21

(1.93)	25.53	12.51	28,854	0.60	†(1)	0.10	†(2)	4.69
(2.92)	24.50	7.92	11,027	0.60	(1)	3.65	(2)	15.69
(1.19)	25.50	7.09	2,550	0.60	†(1)	1.96	†(2)	2.51

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

April 30, 2026 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of April 30, 2026, the Trust had one hundred twenty-four portfolios, one hundred and fifthteen of which were operational. The financial statements herein and the related notes pertain to the Global X S&P 500® Covered Call ETF, Global X NASDAQ 100® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Nasdaq 100® Covered Call & Growth ETF, Global X S&P 500® Covered Call & Growth ETF, Global X NASDAQ 100® Risk Managed Income ETF, Global X S&P 500® Risk Managed Income ETF, Global X Dow 30® Covered Call ETF, Global X Russell 2000 Covered Call & Growth ETF, Global X Information Technology Covered Call & Growth ETF, Global X Dow 30® Covered Call & Growth ETF and Global X MLP & Energy Infrastructure Covered Call ETF (each a “Fund”, and collectively, the “Funds”).

Each Fund (except the Global X Russell 2000 Covered Call ETF, Global X Russell 2000 Covered Call & Growth ETF, Global X S&P 500® Covered Call ETF, Global X S&P 500® Covered Call & Growth ETF and Global X S&P 500® Risk Managed Income ETF) has elected non-diversified status under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

MLPs — Certain Funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity.

The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Options traded on an exchange will be valued at the mean of the bid and ask quotations for the current day at the close of the market. If either the bid or the ask is not available, the last closing price will be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedules of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of April 30, 2026. The Funds

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Brown Brothers Harriman & Co. (“BBH”) or The Bank of New York Mellon (“BNY”), as appropriate, in their roles as Custodian to respective Funds (each, a “Custodian” and together, the “Custodians”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended April 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

FUTURES CONTRACTS — To the extent consistent with its investment objective and strategies, each Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. A futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures contracts shall be valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of April 30, 2026, if applicable.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

INVESTMENTS IN REITs — With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X S&P 500® Covered Call ETF	10,000	$1,700	$1,700
Global X NASDAQ 100® Covered Call ETF	10,000	300	300
Global X Russell 2000 Covered Call ETF	10,000	250	250
Global X Nasdaq 100® Covered Call & Growth ETF	10,000	250	250
Global X S&P 500® Covered Call & Growth ETF	10,000	800	800
Global X NASDAQ 100® Risk Managed Income ETF	10,000	250	250
Global X S&P 500® Risk Managed Income ETF	10,000	800	800
Global X Dow 30® Covered Call ETF	10,000	250	250
Global X Russell 2000 Covered Call & Growth ETF	10,000	250	250
Global X Information Technology Covered Call & Growth ETF	10,000	250	250
Global X Dow 30® Covered Call & Growth ETF	10,000	250	250
Global X MLP & Energy Infrastructure Covered Call ETF	10,000	50	50

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund for which BBH is Custodian has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY, if a Fund for which BNY is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY to its institutional custody clients in the relevant currency. Cash overdraft charges are included in Custodian Fees Payable on the Statements of Assets and Liabilities and the Custodian Fees on the Statements of Operations, if applicable.

OPTIONS/SWAPTIONS WRITING/PURCHASING – To the extent consistent with their investment policies, certain Funds may either purchase or write options.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Risks may arise from an imperfect correlation between the change in market value of the securities held and the prices of options relating to the securities purchased or sold and from possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options expose a Fund to risk of loss if the value of the security declines below the strike price.

The Global X S&P 500® Covered Call ETF , Global X NASDAQ 100® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Nasdaq 100® Covered Call & Growth ETF, Global X S&P 500® Covered Call & Growth ETF, Global X NASDAQ 100® Risk Managed Income ETF, Global X S&P 500® Risk Managed Income ETF, Global X Dow 30® Covered Call ETF, Global X Russell 2000 Covered Call & Growth ETF, Global X Information Technology Covered Call & Growth ETF, Global X Dow 30® Covered Call & Growth ETF and Global X MLP & Energy Infrastructure Covered Call ETF may write covered call and/or put options that correspond to their respective reference index. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the strike price should the market price of the underlying security increase. Conversely, by writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at a fixed strike price even should the price of the underlying security decrease, exposing the Fund to downside risk in the underlying security.

When the written option expires, is terminated or is sold, a Fund will record a gain or loss. The net realized gain or loss on options contracts is reflected in the Statements of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statements of Operations.

SEGMENT REPORTING — The Funds have adopted FASB Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds’ adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

The Trust’s Chief Financial Officer acts as each Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below the (“Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for the Funds provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Global X S&P 500 Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X MLP & Energy Infrastructure Covered Call ETF and Global X Russell 2000 Covered Call & Growth ETF in affiliated investment companies. For the period ended April 30, 2026, the Adviser paid acquired fund fees and expenses of $325, $524,871, $42,099 and $3,219 for the Global X S&P 500 Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X MLP & Energy Infrastructure Covered Call ETF and Global X Russell 2000 Covered Call & Growth ETF, respectively, and made such reimbursement payments to the Funds on a monthly basis. These amounts are included in Payment from Adviser on the Statements of Operations.

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

Supervision and Administration Fee
Global X S&P 500® Covered Call ETF	0.60%
Global X NASDAQ 100® Covered Call ETF	0.60%
Global X Russell 2000 Covered Call ETF	0.60%
Global X Nasdaq 100® Covered Call & Growth ETF	0.35%
Global X S&P 500® Covered Call & Growth ETF	0.35%
Global X NASDAQ 100® Risk Managed Income ETF	0.60%
Global X S&P 500® Risk Managed Income ETF	0.60%
Global X Dow 30® Covered Call ETF	0.60%
Global X Russell 2000 Covered Call & Growth ETF	0.35%
Global X Information Technology Covered Call & Growth ETF(1)	0.60%
Global X Dow 30® Covered Call & Growth ETF	0.35%
Global X MLP & Energy Infrastructure Covered Call ETF	0.60%

(1) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X Information Technology Covered Call & Growth ETF to the extent necessary to assure that the operating expenses of the Global X Information Technology Covered Call & Growth ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.60% of the average daily net assets of the Global X Information Technology Covered Call & Growth ETF per year until at least March 1, 2027.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the Funds.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as Custodian and Transfer Agent of the Global X S&P 500® Covered Call ETF, Global X NASDAQ 100® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Dow 30® Covered Call ETF, and the Global X MLP & Energy Infrastructure Covered Call ETF. For the Funds for which it serves as Custodian, BBH has agreed to (i) make receipts and disbursements of money on behalf of the Funds; (ii) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (iii) respond to correspondence from shareholders, security brokers and others relating to its duties; and (iv) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. For the funds which it serves as transfer agent, BBH has agreed to (i) issue and redeem Shares of each Fund; (ii) make dividend and other distributions to shareholders of each Fund; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

For all Funds other than the Global X S&P 500® Covered Call ETF, Global X NASDAQ 100® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Dow 30® Covered Call ETF, and the Global X MLP & Energy Infrastructure Covered Call ETF, BNY serves as Custodian and transfer agent to the Trust on behalf of the Funds. As Custodian, BNY may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as Transfer Agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (DTC) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2026, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X S&P 500® Covered Call ETF	$156,715,940	$364,007,122
Global X NASDAQ 100® Covered Call ETF	1,460,047,941	1,917,743,772
Global X Russell 2000 Covered Call ETF	93,727,893	270,914,353
Global X Nasdaq 100® Covered Call & Growth ETF	16,603,847	34,870,752
Global X S&P 500® Covered Call & Growth ETF	1,659,841	8,559,705
Global X NASDAQ 100® Risk Managed Income ETF	1,642,388	3,694,875
Global X S&P 500® Risk Managed Income ETF	1,551,413	6,389,888
Global X Dow 30® Covered Call ETF	5,403,173	21,797,518
Global X Russell 2000 Covered Call & Growth ETF	247,737	1,108,872
Global X Information Technology Covered Call & Growth ETF	498,944	912,364
Global X Dow 30® Covered Call & Growth ETF	106,063	622,636
Global X MLP & Energy Infrastructure Covered Call ETF	899,460	4,965,736

During the period ended April 30, 2026, there were no purchases or sales of long-term U.S. Government securities for the Funds.

For the period ended April 30, 2026, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Global X S&P 500® Covered Call ETF	$248,072,579	$228,220,930	$109,327,352
Global X NASDAQ 100® Covered Call ETF	976,509,066	994,520,764	543,488,932
Global X Russell 2000 Covered Call ETF	132,742,179	65,856,235	14,631,980
Global X Nasdaq 100® Covered Call & Growth ETF	35,492,209	9,191,613	4,306,185
Global X S&P 500® Covered Call & Growth ETF	20,640,256	8,812,864	3,526,137
Global X NASDAQ 100® Risk Managed Income ETF	2,178,367	2,569,338	1,242,636
Global X S&P 500® Risk Managed Income ETF	9,503,853	2,856,906	1,306,994
Global X Dow 30® Covered Call ETF	44,776,642	4,187,166	1,766,173
Global X Russell 2000 Covered Call & Growth ETF	239,212	469,059	129,454
Global X Information Technology Covered Call & Growth ETF	1,079,622	–	–
Global X Dow 30® Covered Call & Growth ETF	1,972,219	–	–
Global X MLP & Energy Infrastructure Covered Call ETF	21,862,715	3,688,964	337,703

5. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The following tables show the fair value of the derivative financial instruments and the location in the Statements of Assets and Liabilities categorized by underlying risk exposure as of April 30, 2026.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value

Global X S&P 500® Covered Call ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$59,472,800
Total Derivatives not accounted for as hedging instruments		$–				$59,472,800

Global X NASDAQ 100® Covered Call ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$294,392,175
Total Derivatives not accounted for as hedging instruments		$–				$294,392,175

Global X Russell 2000 Covered Call ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$26,752,150
Total Derivatives not accounted for as hedging instruments		$–				$26,752,150

Global X Nasdaq 100® Covered Call & Growth ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$2,441,530
Total Derivatives not accounted for as hedging instruments		$–				$2,441,530

Global X S&P 500® Covered Call & Growth ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$612,000
Total Derivatives not accounted for as hedging instruments		$–				$612,000

Global X NASDAQ 100® Risk Managed Income ETF
Equity contracts	Investments, at value	$23,886	**	Equity contracts	Options written, at value	$573,990
Total Derivatives not accounted for as hedging instruments		$23,886				$573,990

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

	Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value

Global X S&P 500® Risk Managed Income ETF
Equity contracts	Investments, at value	$59,824	**	Equity contracts	Options written, at value	$934,950
Total Derivatives not accounted for as hedging instruments		$59,824				$934,950

Global X Dow 30® Covered Call ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$1,456,475
Total Derivatives not accounted for as hedging instruments		$–				$1,456,475

Global X Russell 2000 Covered Call & Growth ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$80,032
Total Derivatives not accounted for as hedging instruments		$–				$80,032

Global X Information Technology Covered Call & Growth ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$349,638
Total Derivatives not accounted for as hedging instruments		$–				$349,638

Global X Dow 30® Covered Call & Growth ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$25,075
Total Derivatives not accounted for as hedging instruments		$–				$25,075

Global X MLP & Energy Infrastructure Covered Call ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$1,619,756
Total Derivatives not accounted for as hedging instruments		$–				$1,619,756

** Includes purchased options and/or swaptions.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2026:

Amount of realized gain (loss) on derivatives reported within the income section of the Statements of Operations:

	Purchased Options	Written Options	Futures Contracts
Global X S&P 500® Covered Call ETF
Equity contracts	$—	$(26,139,345)	$—

Global X NASDAQ 100® Covered Call ETF
Equity contracts	$—	$122,400,323	$—

Global X Russell 2000 Covered Call ETF
Equity contracts	$—	$(98,101,282)	$452,913

Global X Nasdaq 100® Covered Call & Growth ETF
Equity contracts	$—	$1,109,763	$—

Global X S&P 500® Covered Call & Growth ETF
Equity contracts	$—	$(212,066)	$—

Global X NASDAQ 100® Risk Managed Income ETF
Equity contracts	$(999,910)	$(46,092)	$—

Global X S&P 500® Risk Managed Income ETF
Equity contracts	$(1,813,140)	$(685,380)	$—

Global X Dow 30® Covered Call ETF
Equity contracts	$—	$(4,994,308)	$—

Global X Russell 2000 Covered Call & Growth ETF
Equity contracts	$(626,531)	$313,266	$—

Global X Information Technology Covered Call & Growth ETF
Equity contracts	$—	$162,517	$—

Global X Dow 30® Covered Call & Growth ETF
Equity contracts	$—	$(85,910)	$—

Global X MLP & Energy Infrastructure Covered Call ETF
Equity contracts	$—	$(2,284,489)	$—

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

Change in unrealized appreciation (depreciation) on derivatives reported within the income section of the Statements of Operations:

	Purchased Options	Written Options
Global X S&P 500® Covered Call ETF
Equity contracts	$—	$37,943,695

Global X NASDAQ 100® Covered Call ETF
Equity contracts	$—	$92,221,985

Global X Russell 2000 Covered Call ETF
Equity contracts	$—	$3,094,943

Global X Nasdaq 100® Covered Call & Growth ETF
Equity contracts	$—	$546,594

Global X S&P 500® Covered Call & Growth ETF
Equity contracts	$—	$326,823

Global X NASDAQ 100® Risk Managed Income ETF
Equity contracts	$111,744	$216,679

Global X S&P 500® Risk Managed Income ETF
Equity contracts	$205,402	$532,734

Global X Dow 30® Covered Call ETF
Equity contracts	$—	$2,912,078

Global X Russell 2000 Covered Call & Growth ETF
Equity contracts	$—	$8,610

Global X Information Technology Covered Call & Growth ETF
Equity contracts	$—	$(30,389)

Global X Dow 30® Covered Call & Growth ETF
Equity contracts	$—	$45,555

Global X MLP & Energy Infrastructure Covered Call ETF
Equity contracts	$—	$(1,216,567)

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

The following table discloses the average monthly balances of the Funds’ options activity during the period ended April 30, 2026:

	Average Market Value Contracts Written	Average Market Value Contracts Purchased
Global X S&P 500® Covered Call ETF	$ (63,850,441)	$-
Global X NASDAQ 100® Covered Call ETF	(215,379,253)	-
Global X Russell 2000 Covered Call ETF	(36,313,747)	-
Global X Nasdaq 100® Covered Call & Growth ETF	(1,702,282)	-
Global X S&P 500® Covered Call & Growth ETF	(638,677)	-
Global X NASDAQ 100® Risk Managed Income ETF	(435,276)	146,052
Global X S&P 500® Risk Managed Income ETF	(926,050)	266,230
Global X Dow 30® Covered Call ETF	(2,433,313)	-
Global X Russell 2000 Covered Call & Growth ETF	(111,015)	-
Global X Information Technology Covered Call & Growth ETF	(176,221)	-
Global X Dow 30® Covered Call & Growth ETF	(41,360)	-
Global X MLP & Energy Infrastructure Covered Call ETF	(386,582)	-

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The differences have been reclassified on the Statements of Assets and Liabilities to/from Paid-in-Capital and Total Earnings (Accumulated Losses) accounts during the fiscal year ended October 31, 2025 are primarily attributable to redemption in kind, reclass of distributions, return of capital, equalization and adviser expense waivers.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

6. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the years or periods ended October 31, 2025 and October 31, 2024 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X S&P 500® Covered Call ETF
2025	$336,957,257	$38,916,537	$9,611,596	$385,485,390
2024	269,977,983	–	–	269,977,983
Global X NASDAQ 100® Covered Call ETF
2025	$812,726,459	$123,553,342	$131,971,829	$1,068,251,630
2024	949,453,576	–	–	949,453,576
Global X Russell 2000 Covered Call ETF
2025	$14,289,808	$–	$148,158,827	$162,448,635
2024	12,155,274	–	157,500,393	169,655,667
Global X Nasdaq 100® Covered Call & Growth ETF
2025	$23,859,758	$585,853	$–	$24,445,611
2024	6,726,354	–	–	6,726,354
Global X S&P 500® Covered Call & Growth ETF
2025	$13,163,102	$–	$–	$13,163,102
2024	2,972,756	–	–	2,972,756
Global X NASDAQ 100® Risk Managed Income ETF
2025	$654,724	$–	$1,539,180	$2,193,904
2024	43,082	–	1,631,699	1,674,781
Global X S&P 500® Risk Managed Income ETF
2025	$2,572,914	$181,911	$2,675,570	$5,430,395
2024	594,200	–	3,431,396	4,025,596
Global X Dow 30® Covered Call ETF
2025	$14,212,482	$305,975	$–	$14,518,457
2024	5,821,224	–	–	5,821,224
Global X Russell 2000 Covered Call & Growth ETF
2025	$1,485,255	$–	$–	$1,485,255
2024	588,288	–	–	588,288
Global X Information Technology Covered Call & Growth ETF
2025	$695,323	$–	$152,513	$847,836
2024	698,442	–	40,076	738,518
Global X Dow 30® Covered Call & Growth ETF
2025	$335,225	$4,360	$–	$339,585
2024	75,986	–	–	75,986
Global X MLP & Energy Infrastructure Covered Call ETF
2025	$1,194,015	$–	$–	$1,194,015
2024	114,089	–	4,801	118,890

On February 21, 2025 Global X S&P 500 ESG Covered Call ETF and Global X NASDAQ 100 ESG Covered Call ETF closed and paid long term capital gain distributions of $11,907 and $39,586 respectively. The tax character of the distributions will be communicated on Form 1099DIV in 2026.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

6. TAX INFORMATION (continued)

As of October 31, 2025, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X S&P 500® Covered Call ETF	Global X NASDAQ 100® Covered Call ETF	Global X Russell 2000 Covered Call ETF	Global X Nasdaq 100® Covered Call & Growth ETF
Undistributed Ordinary Income	$–	$–	$–	$13,250,424
Capital Loss Carryforwards	–	–	(48,556,117)	–
Unrealized Depreciation on Investments and Foreign Currency	–	–	(30)	–
Other Temporary Differences	5,379	7	6	1
Total Distributable Earnings (Accumulated Losses)	$5,379	$7	$(48,556,141)	$13,250,425

	Global X S&P 500® Covered Call & Growth ETF	Global X NASDAQ 100® Risk Managed Income ETF	Global X S&P 500® Risk Managed Income ETF	Global X Dow 30® Covered Call ETF
Undistributed Ordinary Income	$4,598,659	$–	$–	$1,403,205
Undistributed Long-Term Capital Gain	281,808	–	–	1,948,837
Unrealized Depreciation on Investments and Foreign Currency	–	(1)	–	–
Other Temporary Differences	(22)	4	1	(1)
Total Distributable Earnings	$4,880,445	$3	$1	$3,352,041

	Global X Russell 2000 Covered Call & Growth ETF	Global X Information Technology Covered Call & Growth ETF	Global X Dow 30® Covered Call & Growth ETF	Global X MLP & Energy Infrastructure Covered Call ETF
Undistributed Ordinary Income	$241,509	$–	$298,189	$320,495
Capital Loss Carryforwards	–	–	–	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	–	1,533,869	–	(618,656)
Other Temporary Differences	–	5	(1)	1
Total Distributable Earnings (Accumulated Losses)	$241,509	$1,533,874	$298,188	$(298,160)

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

6. TAX INFORMATION (continued)

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2026 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Global X S&P 500® Covered Call ETF	$1,875,448,098	$1,368,923,758	$(80,615,507)	$1,288,308,251
Global X NASDAQ 100® Covered Call ETF	4,512,266,281	4,276,919,411	(160,037,770)	4,116,881,641
Global X Russell 2000 Covered Call ETF	982,533,359	362,631,338	–	362,631,338
Global X Nasdaq 100® Covered Call & Growth ETF	89,472,951	57,273,018	(3,218,029)	54,054,989
Global X S&P 500® Covered Call & Growth ETF	49,600,428	17,228,982	(2,493,805)	14,735,177
Global X NASDAQ 100® Risk Managed Income ETF	10,226,427	7,079,347	(483,107)	6,596,240
Global X S&P 500® Risk Managed Income ETF	32,825,422	18,185,354	(1,238,207)	16,947,147
Global X Dow 30® Covered Call ETF	128,315,198	45,744,750	(3,788,248)	41,956,502
Global X Russell 2000 Covered Call & Growth ETF	5,904,229	2,121,941	–	2,121,941
Global X Information Technology Covered Call & Growth ETF	8,761,811	4,557,813	(308,731)	4,249,082
Global X Dow 30® Covered Call & Growth ETF	5,070,669	992,471	(159,721)	832,750
Global X MLP & Energy Infrastructure Covered Call ETF	26,266,363	4,168,270	–	4,168,270

7. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Adviser uses an indexing approach in seeking to achieve each Fund’s investment objective.

Except for the Global X S&P 500 Covered Call ETF, Global X Russell 2000 Covered Call ETF, the Global X Russell 2000 Covered Call & Growth ETF and the Global X Information Technology Covered Call & Growth ETF, which use a representative sampling strategy, the Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index (also known as a secondary index) in approximately the same proportions as in the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not its underlying index).

Certain Funds may invest in derivative instruments, such as options and futures, which expose the Funds to risks associated with investments in derivative instruments. Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. Adverse price movements in a derivative instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument. By writing (selling) call options in return for the receipt of premiums, a Fund will incur a loss when the value of a reference asset increases above the exercise price of such options, less any premiums received from the written calls. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying asset over time.

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

Notes to Financial Statements (Concluded)

April 30, 2026 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

8. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. RECENT ACCOUNTING PRONOUNCEMENT

In this reporting period, the Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial.Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

10. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3) No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4) No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Global X Funds (the “Trust”) held on November 20, 2025 (the “November Board Meeting”), called for such purpose, the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Form N-CSR (each, a “Renewal Fund” and together, the “Renewal Funds”); and (ii) the Supervision and Administration Agreement (“Renewal Supervision and Administration Agreement”) between the Trust, on behalf of each Renewal Fund, and Global X Management Company LLC (“Global X Management”). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Continued)

In advance of the November Board Meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and received and reviewed written responses from Global X Management, as well as supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds. With respect to this factor, the Board considered:

• the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

• Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

• Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Continued)

• each Renewal Fund’s investment strategies and, to the extent that a Renewal Fund invests in unique types of investments, Global X Management’s experience in investing in such instruments and the additional services required to implement such investments; and

• the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-, three-, and five-year or since-inception periods, as applicable. Also, the Board considered the total return and investment performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/ or other registered funds, which performance information is publicly available from such registered funds, as well as other third-party sources; and (ii) the performance of pertinent indexes. The Board considered instances of underperformance and overperformance with respect to the competitor funds. Specifically, the Board considered:

• the performance of each Renewal Fund in absolute terms and compared to its broad-based and additional performance benchmark or underlying index (as applicable) for the one-, three-, and five-year or since-inception periods;

• the tracking error of the Renewal Funds and the performance of each Renewal Fund compared against its underlying index. To the extent that a Renewal Fund experienced significant tracking error, the Board considered Global X Management’s explanation for such tracking error, including whether the Renewal Fund uses a replication strategy or a representative sampling strategy to seek investment results that correspond to the underlying index, the frequency with which the Renewal Fund’s underlying index is rebalanced, and whether the Renewal Fund participates in a securities lending program; and

• the impact of prevailing market conditions on the performance of each Renewal Fund in light of its investment objective.

The Board noted that each Renewal Fund’s performance was positive over the one-, three-, and five-year or since-inception periods, as applicable. Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Continued)

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds). The Board also considered that, for certain Renewal Funds that had invested in affiliated acquired funds, Global X Management bore the costs of such acquired fund fees and expenses.

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected profitability, as applicable, with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of each Renewal Fund’s shareholders.

Comparison of Fees and Services

The Board considered fees charged to the Renewal Funds for advisory services. With respect to this factor, the Board considered:

• comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds;

• the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration the competitive market of each Renewal Fund and that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive level to make the Renewal Funds viable in the marketplace; and

• that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory,

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Continued)

administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each Renewal Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

With respect to the following Renewal Funds, the Board noted that:

• the Global X S&P 500 Covered Call ETF, the Board noted that the Renewal Fund’s Management Fee was 11 basis points higher than the peer group average and 16 basis points higher than the peer group median and its total expenses were 10 basis points higher than the peer group average and 16 basis points higher than the peer group median, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds; and

• the Global X Russell 2000 Covered Call ETF, the Board noted that the Renewal Fund’s Management Fee was 2 basis points higher than the peer group average and 8 basis points lower than the peer group median and its total expenses were 4 basis points lower than the peer group average and 8 basis points lower than the peer group median, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

The Board considered the existence of any economies of scale and the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale, including through the implementation of expense limitations. With respect to this factor, the Board also considered:

• the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in seeking to assure that the Renewal Funds are attractive to investors;

• with respect to the Global X Information Technology Covered Call & Growth ETF, that Global X Management had agreed to extend the expense limitation in place for the Renewal Fund; and

• that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Concluded)

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.

Suite 700
Washington, DC 20006

Custodians and Transfer Agents:

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-012-0300

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 9, 2026

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: July 9, 2026